UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22819

                       ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                               New York, New York 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS-98.2%

Financials-19.8%
AGNC Investment Corp., Series B, 7.75%	12,754	$328,415
ARMOUR Residential REIT, Inc., Series B, 7.88%	10,369	259,018
Capstead Mortgage Corp., Series E, 7.50%	15,725	397,213
Chimera Investment Corp., Series A, 8.00%	10,579	266,591
Chimera Investment Corp., Series B, 8.00%	21,887	557,462
CYS Investments, Inc., Series B, 7.50%	14,575	353,444
Invesco Mortgage Capital, Inc., Series A, 7.75%	10,202	255,764
Invesco Mortgage Capital, Inc., Series B, 7.75%	11,307	287,763
MFA Financial, Inc., Series B, 7.50%	14,590	364,604
New York Mortgage Trust, Inc., Series C, 7.88%	6,559	160,367
PennyMac Mortgage Investment Trust, Series A, 8.13%	8,391	208,936
Resource Capital Corp., 8.25%	8,407	208,494
Resource Capital Corp., 8.63%	8,745	222,560
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	20,041	516,056
Total Financials		4,386,687

Real Estate-78.4%
American Homes 4 Rent, Series C, 5.50%	13,847	393,393
American Homes 4 Rent, Series D, 6.50%	19,586	501,598
American Homes 4 Rent, Series E, 6.35%	16,761	428,244
Ashford Hospitality Trust, Inc., Series F, 7.38%	8,745	206,032
Ashford Hospitality Trust, Inc., Series G, 7.38%	11,295	265,884
CBL & Associates Properties, Inc., Series D, 7.38%	33,068	664,336
CBL & Associates Properties, Inc., Series E, 6.63%	12,571	233,569
City Office REIT, Inc., Series A, 6.63%	8,298	207,201
Colony NorthStar, Inc., Series E, 8.75%	16,436	429,801
Colony NorthStar, Inc., Series H, 7.13%	21,326	490,498
Digital Realty Trust, Inc., Series C, 6.63%	29,334	777,351
Digital Realty Trust, Inc., Series G, 5.88%	18,219	454,018
Digital Realty Trust, Inc., Series I, 6.35%	18,219	477,884
GGP, Inc., Series A, 6.38%	18,219	456,933
Hersha Hospitality Trust, Series D, 6.50%	14,029	339,642
Hersha Hospitality Trust, Series E, 6.50%	7,288	170,175
Kimco Realty Corp., Series J, 5.50%	16,623	395,794
Kimco Realty Corp., Series K, 5.63%	12,933	307,418
LaSalle Hotel Properties, Series J, 6.30%	10,932	266,960
Monmouth Real Estate Investment Corp., Series C, 6.13%	15,330	372,519
National Retail Properties, Inc., Series E, 5.70%	20,968	521,055
National Retail Properties, Inc., Series F, 5.20%	25,161	590,529
Pebblebrook Hotel Trust, Series C, 6.50%	9,109	226,632
Pebblebrook Hotel Trust, Series D, 6.38%	9,109	225,903
Pennsylvania Real Estate Investment Trust, Series B, 7.38%	6,292	154,091
Pennsylvania Real Estate Investment Trust, Series C, 7.20%	10,943	259,021
PS Business Parks, Inc., Series U, 5.75%	16,761	420,366
PS Business Parks, Inc., Series W, 5.20%	13,829	326,779
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series A, 5.88%	6,913	$176,973
Public Storage, Series B, 5.40%	10,915	270,365
Public Storage, Series C, 5.13%	7,277	172,974
Public Storage, Series D, 4.95%	11,825	274,340
Public Storage, Series E, 4.90%	12,734	292,882
Public Storage, Series V, 5.38%	18,010	439,984
Public Storage, Series W, 5.20%	16,372	386,870
Public Storage, Series X, 5.20%	8,187	195,096
Rexford Industrial Realty, Inc., Series A, 5.88%	6,559	154,989
Sunstone Hotel Investors, Inc., Series E, 6.95%	8,382	214,579
VEREIT, Inc., Series F, 6.70%	78,113	1,971,572
Vornado Realty Trust, Series L, 5.40%	21,863	530,396
Washington Prime Group, Inc., Series H, 7.50%	7,288	173,017
Welltower, Inc., Series I, 6.50%	26,191	1,515,673
Total Real Estate		17,333,336

Total Preferred Stocks
(Cost $22,690,236)		21,720,023

MONEY MARKET FUND - 1.8%
JP Morgan 100% U.S. Treasury Securities Money Market Fund, 1.17%(1) (Cost $402,248)	402,248	402,248
TOTAL INVESTMENTS- 100.0%
(Cost $23,092,484)		22,122,271
Other Assets in Excess of Liabilities - 0.0%(2)		2,538
Net Assets - 100.0%		$22,124,809

(1)	The rate shown reflects the seven-day yield as of January 31, 2018.
(2)	Less than 0.05%.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$21,720,023	$–	$–	$21,720,023
Money Market Fund	402,248	–	–	402,248
Total	$22,122,271	$–	$–	$22,122,271

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments – iSectors® Post-MPT Growth ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.6%

Equity Funds - 78.6%

Direxion Daily Financial Bull 3X Shares	21,570	$1,699,716
Direxion Daily Utilities Bull 3X Shares	22,000	547,800
Fidelity MSCI Information Technology Index ETF	58,905	3,165,555
VanEck Vectors Gold Miners ETF	14,969	355,514
Vanguard Energy ETF	19,198	1,959,540
Vanguard Real Estate ETF	10,361	823,181
Vanguard Utilities ETF	21,045	2,376,822
Total Equity Funds		10,928,128
Debt Fund - 21.0%

iShares 20+ Year Treasury Bond ETF	23,730	2,912,383

Total Exchange Traded Funds
(Cost $12,354,242)		13,840,511

Money Market Fund 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 1.19%(1) (Cost $67,687)	67,687	67,687
TOTAL INVESTMENTS- 100.1%
(Cost $12,421,929)		13,908,198
Liabilities in Excess of Other Assets - (0.1)%		(18,623)
Net Assets - 100.0%		$13,889,575

(1)	The rate shown reflects the seven day yield as of January 31, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Exchange Traded Funds	$13,840,511	$–	$–	$13,840,511
Money Market Fund	67,687	–	–	67,687
Total	$13,908,198	$–	$–	$13,908,198

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF

January 31, 2018 (Unaudited)

Security Description	Principal	Value

MUNICIPAL BONDS – 97.5%

ALABAMA – 4.5%
Auburn University, Series A, 5.00%, 06/01/26 (Call 6/01/21)	$250,000	$277,112
State of Alabama Docks Department, Series C, (AGM Insured), 5.00%, 10/01/36 (Call 10/01/27)	150,000	169,752
Tuscaloosa City Board of Education, 4.00%, 08/01/46 (Call 8/01/26)	225,000	231,872
Total Alabama		678,736

ARIZONA – 3.9%
Arizona Department of Transportation State Highway Fund Revenue, Series A, 5.25%, 07/01/29 (Call 7/01/21)	200,000	223,448
City of Phoenix Civic Improvement Corp., Series A, 5.00%, 07/01/22 (Call 7/01/20)	130,000	140,391
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/38 (Call 1/01/27)	200,000	233,462
Total Arizona		597,301

ARKANSAS – 1.4%
State of Arkansas, 5.00%, 04/01/20	200,000	214,224

CALIFORNIA – 7.2%
Beverly Hills Unified School District CA, 4.00%, 08/01/40 (Call 8/01/26)	250,000	264,205
California Health Facilities Financing Authority, Series A, 5.00%, 08/15/52 (Call 8/15/23)	200,000	223,010
California Statewide Communities Development Authority, Series A, 5.00%, 04/01/42 (Call 4/01/22)	200,000	220,816
County of Sacramento CA Airport System Revenue, 5.00%, 07/01/40 (Call 7/01/20)	200,000	213,724
State of California, 5.00%, 10/01/41 (Call 10/01/21)	150,000	165,930
Total California		1,087,685

COLORADO – 4.8%
City & County of Denver Co. Airport System Revenue, Series A, 5.00%, 11/15/31 (Call 11/15/26)	175,000	204,351
Denver City & County School District No 1, (ST AID WITHHLDG), 4.00%, 12/01/41 (Call 12/01/26)	250,000	264,480
Regional Transportation District, Series A, 4.50%, 06/01/44 (Call 6/01/23)	250,000	265,802
Total Colorado		734,633

CONNECTICUT – 1.6%
State of Connecticut Clean Water Fund - State Revolving Fund, Series A, 5.00%, 05/01/27	200,000	243,814
Security Description	Principal	Value

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA – 1.5%
District of Columbia, Series G, 5.00%, 12/01/36 (Call 12/01/21)	$100,000	$110,773
District of Columbia Water & Sewer Authority, Series A, 5.00%, 10/01/52 (Call 4/01/27)	110,000	125,801
Total District of Columbia		236,574

FLORIDA – 5.7%
Central Florida Expressway Authority, Series B, 4.00%, 07/01/38 (Call 7/01/26)	200,000	210,058
City of Tampa FL, Series A, 4.00%, 11/15/46 (Call 5/15/26)	200,000	203,952
County of Miami-Dade FL Aviation Revenue, Series A, (AGC Insured), 5.50%, 10/01/24 (Call 10/01/18)	200,000	205,234
Florida Housing Finance Corp., Series 1, (GNMA/FNMA/FHLMC), 3.80%, 07/01/47 (Call 1/01/27)	150,000	145,087
Orange County School Board, Series A, (AGC Insured), 5.50%, 08/01/34 (Call 8/01/19)	100,000	105,916
Total Florida		870,247

GEORGIA – 1.5%
State of Georgia, Series C-1, 4.00%, 07/01/25	200,000	225,374

HAWAII – 3.5%
City & County Honolulu HI Wastewater System Revenue, Series A, 5.00%, 07/01/45 (Call 7/01/25)	150,000	170,338
State of Hawaii Department of Budget & Finance, Series A, 5.50%, 07/01/43 (Call 7/01/23)	200,000	223,486
State of Hawaii State Highway Fund, Series A, 5.00%, 01/01/28 (Call 7/01/24)	115,000	133,788
Total Hawaii		527,612

ILLINOIS – 1.1%
Metropolitan Pier & Exposition Authority, Series B, 4.60%, (AGM), 12/15/56(1)	1,000,000	165,610

INDIANA – 1.7%
Ball State University, Series R, 5.00%, 07/01/36 (Call 7/01/27)	220,000	252,349

LOUISIANA – 1.1%
State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.50%, 05/01/39 (Call 5/01/25)	150,000	162,618

MARYLAND – 3.0%
City of Baltimore MD, Series C, 3.00%, 07/01/19	185,000	188,657

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value

MUNICIPAL BONDS (continued)

MARYLAND (continued)
University System of Maryland, Series A, 4.00%, 04/01/37 (Call 4/01/27)	$250,000	$265,973
Total Maryland		454,630

MASSACHUSETTS – 8.3%
Commonwealth of Massachusetts, (NATL Insured), 5.25%, 01/01/21	160,000	175,360
Commonwealth of Massachusetts, Series A, 4.50%, 12/01/43 (Call 12/01/21)	185,000	199,978
Commonwealth of Massachusetts, Series B, 5.00%, 08/01/25 (Call 8/01/20)	200,000	216,786
Massachusetts Development Finance Agency, Series M-4, 5.00%, 07/01/44 (Call 7/01/23)	255,000	282,925
Massachusetts Health & Educational Facilities Authority, Series I, 5.75%, 07/01/36 (Call 7/01/19)	150,000	158,926
Massachusetts School Building Authority, Series B, 5.00%, 10/15/41 (Call 10/15/21)	200,000	219,728
Total Massachusetts		1,253,703

MICHIGAN – 2.4%
Michigan Finance Authority, 4.00%, 12/01/46 (Call 6/01/27)	250,000	254,873
Michigan State Housing Development Authority, Series A, 3.63%, 10/01/52 (Call 10/01/25)	120,000	117,098
Total Michigan		371,971

MISSOURI – 1.8%
Missouri Highway & Transportation Commission, Series A, 5.00%, 05/01/26	225,000	271,330

NEBRASKA – 1.3%
Omaha Public Power District, Series B, 4.00%, 02/01/39 (Call 8/01/24)	190,000	199,536

NEVADA – 3.4%
County of Clark NV, 5.00%, 11/01/24	150,000	176,608
Las Vegas Valley Water District, Series A, 4.00%, 02/01/38 (Call 2/01/27)	150,000	156,216
State of Nevada Highway Improvement Revenue, 4.00%, 12/01/32 (Call 6/01/27)	165,000	176,946
Total Nevada		509,770

NEW JERSEY – 1.8%
New Jersey Economic Development Authority, 5.00%, 06/15/46 (Call 6/15/23)	150,000	167,370
Security Description	Principal	Value

MUNICIPAL BONDS (continued)

NEW JERSEY (continued)
New Jersey Housing & Mortgage Finance Agency, Series D, 4.45%, 11/01/48 (Call 5/01/26)	$100,000	$101,513
Total New Jersey		268,883

NEW YORK – 9.9%
Metropolitan Transportation Authority, Series D, 5.00%, 11/15/43 (Call 11/15/23)	225,000	253,568
New York City Water & Sewer System, Series BB, 5.00%, 06/15/46 (Call 6/15/23)	150,000	169,211
New York City Water & Sewer System, Series DD, 5.00%, 06/15/39 (Call 6/15/24)	150,000	171,285
New York City Water & Sewer System, Series DD, 5.00%, 06/15/47 (Call 12/15/26)	250,000	287,625
New York State Dormitory Authority, Series A, 5.00%, 07/01/43 (Call 7/01/23)	200,000	225,706
New York State Environmental Facilities Corp., Series A, 5.00%, 06/15/30 (Call 6/15/23)	100,000	114,596
New York State Housing Finance Agency, Series D, (SONYMA FNMA), 4.20%, 11/01/49 (Call 5/01/26)	150,000	154,851
Port Authority of New York & New Jersey, 6.13%, 06/01/94 (Call 6/01/24)	100,000	121,753
Total New York		1,498,595

NORTH CAROLINA – 1.3%
Cape Fear Public Utility Authority, 5.00%, 08/01/20 (Call 8/01/18)	195,000	198,565

OHIO – 2.0%
Ohio Housing Finance Agency, Series A, (GNMA/FNMA/FHLMC), 4.10%, 03/01/42 (Call 9/01/26)	140,000	145,229
Ohio University, Series A, 4.00%, 12/01/47 (Call 6/01/27)	150,000	155,194
Total Ohio		300,423

PENNSYLVANIA – 4.0%
Berks County Municipal Authority, Series A-3, 5.50%, 11/01/31 (Call 11/01/19)	125,000	132,984
City of Philadelphia PA, (AGM Insured), 4.00%, 08/01/39 (Call 8/01/27)	150,000	156,139
Delaware River Joint Toll Bridge Commission, 4.00%, 07/01/47 (Call 7/01/27)	150,000	155,358
Pennsylvania Turnpike Commission, Series A, (AGM Insured), 4.00%, 12/01/37 (Call 12/01/26)	150,000	155,997
Total Pennsylvania		600,478

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value

MUNICIPAL BONDS (continued)

PUERTO RICO – 1.6%
Commonwealth of Puerto Rico, Series A, (AGM Insured), 5.00%, 07/01/35 (Call 7/01/22)	$245,000	$250,829

TENNESSEE – 2.2%
Metropolitan Government of Nashville & Davidson County TN, 4.00%, 07/01/30 (Call 7/01/27)	200,000	218,180
Rutherford County Health & Educational Facilities Board, Series C, 5.00%, 11/15/47 (Call 11/15/21)	100,000	109,201
Total Tennessee		327,381

TEXAS – 5.6%
City of Houston TX Combined Utility System Revenue, Series D, 5.00%, 11/15/19	150,000	159,188
Fort Bend Grand Parkway Toll Road Authority, 4.00%, 03/01/46 (Call 3/01/22)	175,000	180,379
Grand Parkway Transportation Corp., Series B, 5.00%, 04/01/53 (Call 10/01/23)	100,000	111,334
Lower Colorado River Authority, 5.00%, 05/15/39 (Call 5/15/23)	150,000	166,104
Red River Education Finance Corp., 5.00%, 03/15/43 (Call 3/15/23)	205,000	228,019
Total Texas		845,024

UTAH – 1.9%
Salt Lake City Corp. Airport Revenue, Series B, 5.00%, 07/01/42 (Call 7/01/27)	250,000	286,978

VIRGINIA – 2.9%
County of Fairfax VA, Series A, (ST AID WITHHLDG), 4.00%, 10/01/36 (Call 4/01/27)	210,000	226,187
University of Virginia, Series A, 4.00%, 04/01/42 (Call 4/01/27)	200,000	211,962
Total Virginia		438,149

WASHINGTON – 2.2%
City of Seattle WA Water System Revenue, 4.00%, 08/01/35 (Call 2/01/27)	170,000	181,657
State of Washington, Series 2010-A, 5.00%, 08/01/28 (Call 8/01/19)	140,000	147,356
Total Washington		329,013

WISCONSIN – 2.4%
State of Wisconsin, Series A, (ST APPROP), 6.00%, 05/01/36 (Call 5/01/19)	100,000	105,665
Security Description	Principal	Value

MUNICIPAL BONDS (continued)

WISCONSIN (continued)
Wisconsin Health & Educational Facilities Authority, 4.00%, 12/01/46 (Call 11/01/26)	$250,000	$256,490
Total Wisconsin		362,155
Total Municipal Bonds
(Cost $14,610,628)		14,764,190

	Shares
MONEY MARKET FUND 2.0%
Dreyfus AMT-Free Tax Exempt Cash Management- Institutional Shares 0.94%(2) (Cost $296,322)	296,322	296,322
TOTAL INVESTMENTS- 99.5%
(Cost $14,906,950)		15,060,512
Other Assets in Excess of Liabilities - 0.5%		70,329
Net Assets - 100.0%		$15,130,841

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(2)	The rate shown reflects the seven-day yield as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2018 (Unaudited)

Abbreviations:
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association.
GNMA — Government National Mortgage Association.
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency.
ST AID WITHHLDG — State Aid Withholding.
ST APPROP — State Appropriation.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Cumberland Municipal Bond ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Municipal Bonds	$–	$14,764,190	$–	$14,764,190
Money Market Fund	296,322	–	–	296,322
Total	$296,322	$14,764,190	$–	$15,060,512

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 95.4%
Brazil - 5.3%
Ambev SA(1)	14,456	$99,313
Atacadao Distribuicao Comercio e Industria Ltda*	1,352	6,832
B3 SA - Brasil Bolsa Balcao	4,998	40,913
Banco Bradesco SA(1)	9,671	122,822
Banco do Brasil SA	2,589	32,245
Banco Santander Brasil SA	8,348	93,908
BB Seguridade Participacoes SA	1,666	16,268
BR Malls Participacoes SA	2,077	8,377
BRF SA*(1)	2,416	26,890
CCR SA	2,759	13,570
Cia de Saneamento Basico do Estado de Sao Paulo	843	9,626
Cia Siderurgica Nacional SA*	1,448	4,995
Cielo SA	2,732	23,050
Cosan SA Industria e Comercio	377	5,164
CVC Brasil Operadora e Agencia de Viagens SA	332	5,745
Embraer SA(1)	558	14,089
Engie Brasil Energia SA	504	5,685
Equatorial Energia SA	488	10,722
Estacio Participacoes SA	594	6,535
Fibria Celulose SA	592	10,197
Gerdau SA(1)	3,310	14,829
Hypera SA	896	10,220
IRB Brasil Resseguros SA	759	8,946
Itau Unibanco Holding SA(1)	7,897	129,511
JBS SA	2,229	7,031
Kroton Educacional SA	3,775	19,254
Localiza Rent a Car SA	1,193	9,653
Lojas Renner SA	1,472	17,492
M Dias Branco SA	845	15,189
Magazine Luiza SA	151	4,008
Multiplan Empreendimentos Imobiliarios SA	334	7,605
Natura Cosmeticos SA	630	6,905
Petroleo Brasileiro SA Class A*(1)	7,075	87,659
Qualicorp SA	715	6,865
Raia Drogasil SA	544	14,416
Rumo SA*	2,595	11,623
Smiles Fidelidade SA	300	7,735
TIM Participacoes SA	2,002	8,483
Transmissora Alianca de Energia Eletrica SA	836	5,287
Ultrapar Participacoes SA	942	24,109
Vale SA Class B(1)	3,981	52,111
WEG SA	1,394	10,370
Total Brazil		1,036,247
Chile - 7.8%
AES Gener SA	44,951	14,523
Aguas Andinas SA Class A	31,937	21,507
AntarChile SA	1,284	25,174
Banco de Chile	1,760,760	301,575
Banco de Credito e Inversiones	534	40,774
Banco Santander Chile	998,622	84,965
Banmedica SA	2,301	8,187
Cencosud SA	21,797	68,096
Colbun SA	113,427	28,145
Empresa Nacional de Telecomunicaciones SA	1,924	23,050
Empresas CMPC SA	17,036	67,491
Empresas COPEC SA	5,787	100,499
Security Description	Shares	Value
Common Stocks (continued)
Chile (continued)
Enel Americas SA	424,568	$99,361
Enel Chile SA	295,471	37,275
Enel Generacion Chile SA	51,363	48,978
Engie Energia Chile SA	7,759	17,192
Itau CorpBanca	3,009,534	30,658
Latam Airlines Group SA	4,511	77,599
Parque Arauco SA	8,872	29,214
Ripley Corp. SA	11,510	13,468
SACI Falabella	14,602	153,192
Sigdo Koppers SA	6,894	14,454
Sociedad Matriz del Banco de Chile SA Class B	192,595	105,424
Sociedad Quimica y Minera de Chile SA(1)	1,474	83,104
SONDA SA	6,771	14,050
Total Chile		1,507,955
China - 7.1%
AAC Technologies Holdings, Inc.	728	12,173
Agricultural Bank of China Ltd. Class H	24,579	15,082
Alibaba Group Holding Ltd.*(1)	683	139,530
Anhui Conch Cement Co. Ltd. Class H	1,316	7,251
ANTA Sports Products Ltd.	1,106	5,330
Autohome, Inc.(1)	126	10,493
Baidu, Inc.*(1)	246	60,742
Bank of China Ltd. Class H	77,927	46,920
Bank of Communications Co. Ltd. Class H	13,361	11,580
BYD Co. Ltd. Class H	756	7,118
China Cinda Asset Management Co. Ltd. Class H	10,356	4,382
China CITIC Bank Corp. Ltd. Class H	9,546	7,859
China Communications Construction Co. Ltd. Class H	4,800	5,731
China Construction Bank Corp. Class H	215,926	248,976
China Evergrande Group*	1,618	5,347
China Huarong Asset Management Co. Ltd. Class H(2)	11,756	5,936
China Life Insurance Co. Ltd. Class H	7,214	24,392
China Lodging Group Ltd.(1)	48	7,176
China Merchants Bank Co. Ltd. Class H	3,146	15,423
China Minsheng Banking Corp. Ltd. Class H	5,934	6,789
China Pacific Insurance Group Co. Ltd. Class H	2,318	11,764
China Petroleum & Chemical Corp. Class H	20,338	17,575
China Shenhua Energy Co. Ltd. Class H	2,743	8,538
China Telecom Corp. Ltd. Class H	15,144	7,492
China Vanke Co. Ltd. Class H	1,442	7,060
CITIC Securities Co. Ltd. Class H	2,478	6,589
CRRC Corp. Ltd. Class H	3,489	3,457
Ctrip.Com International Ltd.*(1)	233	10,900
ENN Energy Holdings Ltd.	840	6,486
Fosun International Ltd.	2,464	5,821
Haitong Securities Co. Ltd. Class H	3,192	5,215
Hengan International Group Co. Ltd.	530	5,081
Industrial & Commercial Bank of China Ltd. Class H	79,600	75,299
JD.Com, Inc.*(1)	1,050	51,691
NetEase, Inc.(1)	120	38,419
New China Life Insurance Co. Ltd. Class H	854	5,562
New Oriental Education & Technology Group, Inc.(1)	97	8,933

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
China (continued)
PetroChina Co. Ltd. Class H	16,885	$13,383
PICC Property & Casualty Co. Ltd. Class H	4,786	9,936
Ping An Insurance Group Co. of China Ltd. Class H	4,899	58,023
Semiconductor Manufacturing International Corp.*	2,367	3,431
Shenzhou International Group Holdings Ltd.	770	7,948
SINA Corp.*	70	8,207
Sinopharm Group Co. Ltd. Class H	1,302	5,750
Sunac China Holdings Ltd.	1,539	7,387
Sunny Optical Technology Group Co. Ltd.	725	10,037
TAL Education Group(1)	170	5,537
Tencent Holdings Ltd.	5,158	305,683
Vipshop Holdings Ltd.*(1)	452	7,472
Want Want China Holdings Ltd.	5,794	5,118
Total China		1,372,024
India - 0.7%
Axis Bank Ltd.	124	5,797
HDFC Bank Ltd.(1)	649	70,475
ICICI Bank Ltd.(1)	2,083	22,871
Larsen & Toubro Ltd.	751	16,672
State Bank of India	221	10,951
Total India		126,766
Indonesia - 6.8%
Adaro Energy Tbk PT	119,040	21,784
AKR Corporindo Tbk PT	10,242	4,762
Astra International Tbk PT	184,617	117,208
Bank Central Asia Tbk PT	90,958	154,388
Bank Danamon Indonesia Tbk PT	84,982	45,384
Bank Mandiri Persero Tbk PT	168,710	102,699
Bank Negara Indonesia Persero Tbk PT	67,666	47,508
Bank Rakyat Indonesia Persero Tbk PT	1,099,670	303,901
Bank Tabungan Negara Persero Tbk PT	26,936	7,364
Bumi Resources Tbk PT*	396,449	9,594
Bumi Serpong Damai Tbk PT	48,590	6,605
Charoen Pokphand Indonesia Tbk PT	22,199	5,720
Gudang Garam Tbk PT	4,300	26,031
Hanjaya Mandala Sampoerna Tbk PT	80,955	29,628
Indah Kiat Pulp & Paper Corp Tbk PT	16,697	11,692
Indo Tambangraya Megah Tbk PT	2,961	6,701
Indocement Tunggal Prakarsa Tbk PT	15,869	25,839
Indofood CBP Sukses Makmur Tbk PT	20,440	13,320
Indofood Sukses Makmur Tbk PT	40,093	23,208
Jasa Marga Persero Tbk PT	67,357	28,677
Kalbe Farma Tbk PT	186,061	23,139
Matahari Department Store Tbk PT	21,760	18,081
Medco Energi Internasional Tbk PT*	72,208	6,688
Mitra Keluarga Karyasehat Tbk PT	36,822	5,239
Pakuwon Jati Tbk PT	123,136	6,530
Perusahaan Gas Negara Persero Tbk	103,556	20,188
Semen Indonesia Persero Tbk PT	25,315	21,082
Summarecon Agung Tbk PT	74,946	6,270
Surya Citra Media Tbk PT	35,648	7,162
Telekomunikasi Indonesia Persero Tbk PT	403,582	120,274
Tower Bersama Infrastructure Tbk PT	11,641	5,347
Unilever Indonesia Tbk PT	10,260	41,688
Security Description	Shares	Value
Common Stocks (continued)
Indonesia (continued)
United Tractors Tbk PT	13,850	$40,241
Waskita Karya Persero Tbk PT	30,590	6,466
XL Axiata Tbk PT*	23,236	5,189
Total Indonesia		1,325,597
Malaysia - 6.9%
AirAsia Bhd	9,800	10,409
Alliance Bank Malaysia Bhd	8,400	9,332
AMMB Holdings Bhd	11,200	13,850
Astro Malaysia Holdings Bhd	7,000	4,669
Axiata Group Bhd	55,964	81,697
BIMB Holdings Bhd	8,400	8,944
British American Tobacco Malaysia Bhd	1,047	9,181
Bursa Malaysia Bhd	2,543	7,111
CIMB Group Holdings Bhd	58,572	108,947
Dialog Group BHD	31,934	20,974
DiGi.Com Bhd	22,848	29,016
Gamuda Bhd	14,225	18,686
Genting Bhd	16,253	40,156
Genting Malaysia Bhd	21,188	29,952
Genting Plantations Bhd	2,404	6,180
HAP Seng Consolidated Bhd	3,690	9,202
Hartalega Holdings Bhd	4,200	12,715
Hong Leong Bank Bhd	4,807	22,939
IGB Corp. Bhd	9,710	7,473
IHH Healthcare Bhd	45,826	70,660
IJM Corp. Bhd	21,869	17,337
Inari Amertron Bhd	8,553	7,241
IOI Corp. Bhd	18,571	22,346
Kuala Lumpur Kepong Bhd	3,274	21,184
Malayan Banking Bhd	42,250	109,480
Malaysia Airports Holdings Bhd	10,284	23,878
Malaysia Building Society Bhd	30,800	9,245
Malaysian Resources Corp Bhd	24,994	7,695
Maxis Bhd	15,644	24,403
MISC Bhd	7,000	13,559
My EG Services Bhd	11,200	7,184
Nestle Malaysia Bhd	348	10,116
Petronas Chemicals Group Bhd	18,179	37,965
Petronas Dagangan Bhd	1,173	7,409
Petronas Gas Bhd	4,472	20,537
PPB Group Bhd	2,800	12,543
Press Metal Aluminium Holdings Bhd	8,238	12,216
Public Bank Bhd	20,751	117,018
RHB Bank Bhd	22,970	32,059
Sime Darby Bhd	19,600	15,387
Sime Darby Plantation Bhd*	26,908	37,969
Sime Darby Property Bhd*	49,048	19,882
SP Setia Bhd Group	11,757	9,381
Telekom Malaysia Bhd	21,295	33,600
Tenaga Nasional Bhd	36,731	148,705
TIME dotCom Bhd	2,510	5,641
Top Glove Corp. Bhd	5,628	13,385
UEM Sunrise Bhd*	28,000	8,117
Westports Holdings Bhd	5,600	5,029
YTL Corp. Bhd	26,600	10,441
Total Malaysia		1,343,045
Mexico - 4.1%
Alfa SAB de CV Class A	5,444	6,833

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Mexico (continued)
Alsea SAB de CV	2,352	$7,693
America Movil SAB de CV Class L(1)	5,217	97,558
Arca Continental SAB de CV	3,322	24,105
Banco del Bajio SA*(2)	5,402	11,415
Banregio Grupo Financiero SAB de CV	1,498	9,330
Becle SAB de CV*	12,562	22,854
Bolsa Mexicana de Valores SAB de CV	2,520	4,823
Cemex SAB de CV*(1)	4,469	37,048
Coca-Cola Femsa SAB de CV, Series L	1,828	13,972
Concentradora Fibra Danhos SA de CV	6,424	10,665
Fibra Uno Administracion SA de CV	13,046	20,531
Fomento Economico Mexicano SAB de CV(1)	755	73,643
Genomma Lab Internacional SAB de CV Class B*	3,276	3,600
Gentera SAB de CV	8,188	7,422
Gruma SAB de CV Class B	720	8,600
Grupo Aeroportuario del Centro Norte SAB de CV Class B	1,428	7,288
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,196	12,504
Grupo Aeroportuario del Sureste SAB de CV Class B	703	13,682
Grupo Bimbo SAB de CV, Series A	5,553	13,546
Grupo Carso SAB de CV, Series A1	7,841	29,415
Grupo Elektra SAB DE CV	235	8,490
Grupo Financiero Banorte SAB de CV Class O	9,967	64,038
Grupo Financiero Inbursa SAB de CV Class O	10,011	17,713
Grupo Lala SAB de CV Class B	8,731	13,965
Grupo Mexico SAB de CV, Series B	11,404	40,428
Grupo Sanborns SAB de CV	10,232	11,380
Grupo Televisa SAB(1)	2,188	45,292
Industrias Bachoco SAB de CV, Series B	2,107	10,828
Industrias Penoles SAB de CV	432	10,012
Infraestructura Energetica Nova SAB de CV	1,809	9,429
Kimberly-Clark de Mexico SAB de CV Class A	3,708	6,963
Macquarie Mexico Real Estate Management SA de CV*	3,680	4,069
Megacable Holdings SAB de CV	2,926	13,388
Mexichem SAB de CV	4,534	12,850
Nemak SAB de CV(2)	13,912	11,616
OHL Mexico SAB de CV	2,571	4,372
PLA Administradora Industrial S de RL de CV*	3,624	5,536
Prologis Property Mexico SA de CV	2,842	5,164
Promotora y Operadora de Infraestructura SAB de CV	1,321	13,541
Qualitas Controladora SAB de CV	1,580	3,947
Telesites SAB de CV*	11,277	8,465
Wal-Mart de Mexico SAB de CV	18,032	45,187
Total Mexico		803,200
Philippines - 8.7%
Aboitiz Equity Ventures, Inc.	38,281	57,310
Aboitiz Power Corp.	28,881	23,082
Alliance Global Group, Inc.*	59,745	17,865
Ayala Corp.	5,084	104,059
Security Description	Shares	Value
Common Stocks (continued)
Philippines (continued)
Ayala Land, Inc.	167,918	$144,842
Bank of the Philippine Islands	29,223	67,902
BDO Unibank, Inc.	48,358	144,226
DMCI Holdings, Inc.	72,964	20,481
Energy Development Corp.	185,423	20,530
Globe Telecom, Inc.	572	21,185
GT Capital Holdings, Inc.	2,091	54,823
International Container Terminal Services, Inc.	33,854	74,901
JG Summit Holdings, Inc.	78,000	116,316
Jollibee Foods Corp.	8,921	49,526
LT Group, Inc.	41,597	18,204
Manila Electric Co.	4,256	28,091
Megaworld Corp.	171,310	16,530
Metro Pacific Investments Corp.	230,517	29,028
Metropolitan Bank & Trust Co.	34,590	67,090
Pilipinas Shell Petroleum Corp.	13,226	16,101
PLDT, Inc.	2,145	65,604
Puregold Price Club, Inc.	17,085	17,751
Rizal Commercial Banking Corp.	16,001	15,658
Robinsons Retail Holdings, Inc.	9,668	17,828
San Miguel Corp.	7,731	21,701
Security Bank Corp.	7,308	35,044
SM Investments Corp.	10,762	215,030
SM Prime Holdings, Inc.	203,845	146,625
Universal Robina Corp.	21,972	69,086
Total Philippines		1,696,419
Poland - 7.0%
Alior Bank SA*	1,484	37,927
AmRest Holdings SE*	114	14,142
Asseco Poland SA	1,400	19,443
Bank Millennium SA*	10,724	30,742
Bank Pekao SA	2,712	110,169
Bank Zachodni WBK SA	501	62,898
CCC SA	458	39,401
CD Projekt SA	1,118	38,766
Cyfrowy Polsat SA	3,549	25,524
Dino Polska SA*(2)	870	21,715
Grupa Kety SA	154	18,597
Grupa Lotos SA	1,582	28,090
ING Bank Slaski SA*	576	37,879
Inter Cars SA	153	13,011
Jastrzebska Spolka Weglowa SA*	898	26,070
KGHM Polska Miedz SA	2,282	75,068
KRUK SA	269	18,494
LPP SA	25	72,712
mBank SA*	215	32,776
Orange Polska SA*	10,818	19,823
PGE Polska Grupa Energetyczna SA*	13,507	48,006
PLAY Communications SA*(2)	2,105	21,394
Polski Koncern Naftowy ORLEN SA	4,784	155,157
Polskie Gornictwo Naftowe i Gazownictwo SA	25,899	50,785
Powszechna Kasa Oszczednosci Bank Polski SA*	14,093	192,350
Powszechny Zaklad Ubezpieczen SA	9,885	135,153
Tauron Polska Energia SA*	20,154	18,254
Total Poland		1,364,346
Russia - 9.0%
Aeroflot PJSC	3,778	8,959

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Russia (continued)
Alrosa PJSC	23,697	$34,357
Credit Bank of Moscow PJSC*	94,978	7,873
Detsky Mir PJSC(2)	5,987	9,852
Federal Grid Co Unified Energy System PJSC	1,680,292	5,231
Gazprom Neft PJSC	2,492	12,373
Gazprom PJSC	82,715	210,948
Inter RAO UES PJSC	155,276	10,469
Lenta Ltd.*	3,719	26,033
LUKOIL PJSC	4,539	301,022
Magnit PJSC	603	57,175
Magnitogorsk Iron & Steel Works PJSC	13,520	10,970
MegaFon PJSC	1,022	9,661
MMC Norilsk Nickel PJSC	525	108,412
Mobile TeleSystems PJSC	7,351	40,408
Moscow Exchange MICEX-RTS PJSC	13,072	26,742
Novatek PJSC	8,509	110,152
Novolipetsk Steel PJSC	7,404	19,362
PhosAgro PJSC	335	14,601
Polyus PJSC	66	5,377
Rosneft Oil Co PJSC	8,730	53,300
RusHydro PJSC	1,246,503	16,088
RussNeft PJSC*	785	8,414
Sberbank of Russia PJSC	74,871	352,291
Severstal PJSC	1,372	22,433
Surgutneftegas OJSC	272,745	139,446
Tatneft PJSC	11,462	115,246
VTB Bank PJSC	7,464,142	6,559
Total Russia		1,743,754
South Africa - 6.9%
Anglo American Platinum Ltd.*	210	6,293
AngloGold Ashanti Ltd.(1)	1,456	16,424
Aspen Pharmacare Holdings Ltd.	1,221	27,901
AVI Ltd.	1,176	10,669
Barclays Africa Group Ltd.	1,355	20,600
Barloworld Ltd.	756	10,771
Bid Corp. Ltd.	1,040	23,282
Bidvest Group Ltd. (The)	1,217	25,682
Capitec Bank Holdings Ltd.	154	10,408
Clicks Group Ltd.	840	12,115
Dis-Chem Pharmacies Ltd.(2)	3,122	9,564
Discovery Ltd.	1,251	17,831
Exxaro Resources Ltd.	714	8,626
FirstRand Ltd.	9,998	56,125
Fortress REIT Ltd. Class A	4,072	6,064
Foschini Group Ltd. (The)	768	12,548
Gold Fields Ltd.	2,884	12,389
Growthpoint Properties Ltd.	8,661	20,296
Hyprop Investments Ltd.	910	8,911
Impala Platinum Holdings Ltd.*	2,058	6,315
Imperial Holdings Ltd.	462	11,076
Investec Ltd.	924	7,247
Kumba Iron Ore Ltd.	350	10,610
Life Healthcare Group Holdings Ltd.	5,145	11,848
MMI Holdings Ltd.	3,946	7,551
Mondi Ltd.	434	11,590
Mr Price Group Ltd.	903	21,801
Security Description	Shares	Value
Common Stocks (continued)
South Africa (continued)
MTN Group Ltd.	5,372	$59,587
Naspers Ltd. Class N	1,391	397,175
Nedbank Group Ltd.	679	15,132
Netcare Ltd.	4,940	10,863
Pick n Pay Stores Ltd.	1,096	6,315
PSG Group Ltd.	350	6,559
Rand Merchant Investment Holdings Ltd.	2,590	9,692
Redefine Properties Ltd.	19,006	17,359
Remgro Ltd.	1,656	33,026
Resilient REIT Ltd.	1,008	9,905
RMB Holdings Ltd.	2,478	16,483
Sanlam Ltd.	5,473	40,749
Sappi Ltd.	1,568	11,297
Sasol Ltd.	1,961	70,701
Shoprite Holdings Ltd.	1,350	28,120
Sibanye Gold Ltd.	7,558	8,849
SPAR Group Ltd. (The)	714	12,356
Standard Bank Group Ltd.	5,213	88,301
Steinhoff Africa Retail Ltd.*(2)	11,362	20,046
Tiger Brands Ltd.	598	23,271
Truworths International Ltd.	1,596	13,203
Vodacom Group Ltd.	1,975	27,259
Woolworths Holdings Ltd.	3,328	18,027
Total South Africa		1,348,812
South Korea - 7.8%
Amorepacific Corp.*	54	15,145
Celltrion Healthcare Co. Ltd.*	126	16,165
Celltrion, Inc.*	140	41,396
Coway Co. Ltd.	110	9,807
E-MART, Inc.	28	7,630
Hana Financial Group, Inc.	623	30,396
Hankook Tire Co. Ltd.*	98	4,910
Hyundai Heavy Industries Co. Ltd.*	76	9,893
Hyundai Mobis Co. Ltd.*	149	34,534
Hyundai Motor Co.	301	45,664
Hyundai Robotics Co. Ltd.*	17	7,275
Hyundai Steel Co.	178	9,501
Industrial Bank of Korea	336	5,239
Kakao Corp.*	70	9,177
KB Financial Group, Inc.	843	53,129
Kia Motors Corp.	433	14,050
Korea Aerospace Industries Ltd.*	188	9,261
Korea Electric Power Corp.	1,082	36,224
Korea Zinc Co. Ltd.*	12	5,787
KT Corp.(1)	875	13,081
KT&G Corp.	266	26,529
LG Chem Ltd.	95	38,432
LG Corp.	197	16,438
LG Display Co. Ltd.	466	14,052
LG Electronics, Inc.	224	21,501
LG Household & Health Care Ltd.	20	22,044
LG Uplus Corp.	406	5,437
Lotte Chemical Corp.	31	12,193
Mirae Asset Daewoo Co. Ltd.	703	7,406
NAVER Corp.	55	46,870
NCSoft Corp.	28	11,590
Netmarble Games Corp.(2)	32	5,214
POSCO	160	57,012
Samsung Biologics Co. Ltd.*(2)	32	13,140

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
South Korea (continued)
Samsung C&T Corp.	128	$17,021
Samsung Card Co. Ltd.	154	5,617
Samsung Electro-Mechanics Co. Ltd.	98	9,774
Samsung Electronics Co. Ltd.	221	516,360
Samsung Fire & Marine Insurance Co. Ltd.	55	14,885
Samsung Life Insurance Co. Ltd.	156	18,845
Samsung SDI Co. Ltd.	110	20,293
Samsung SDS Co. Ltd.	70	16,814
Shinhan Financial Group Co. Ltd.	895	44,673
SillaJen, Inc.*	86	8,529
SK Holdings Co. Ltd.	55	16,405
SK Hynix, Inc.	1,150	79,154
SK Innovation Co. Ltd.	108	20,683
SK Telecom Co. Ltd.	107	26,604
S-Oil Corp.	56	6,450
Woori Bank	842	13,286
Total South Korea		1,511,515
Taiwan - 6.1%
Acer, Inc.*	5,763	5,467
Advanced Semiconductor Engineering, Inc.	12,329	17,513
Asustek Computer, Inc.	1,290	12,437
AU Optronics Corp.	15,144	7,223
Catcher Technology Co. Ltd.	1,332	15,264
Cathay Financial Holding Co. Ltd.	15,939	29,860
Chailease Holding Co. Ltd.	1,629	5,483
Chang Hwa Commercial Bank Ltd.	10,063	5,904
Cheng Shin Rubber Industry Co. Ltd.	3,808	6,637
China Development Financial Holding Corp.	24,926	9,151
China Life Insurance Co. Ltd.	6,970	7,174
China Steel Corp.	21,941	18,745
Chunghwa Telecom Co. Ltd.	9,061	33,731
Compal Electronics, Inc.	8,047	5,991
CTBC Financial Holding Co. Ltd.	35,558	25,986
Delta Electronics, Inc.	3,852	19,428
E.Sun Financial Holding Co. Ltd.	17,687	11,652
Far Eastern New Century Corp.	6,306	5,636
Far EasTone Telecommunications Co. Ltd.	3,515	9,166
First Financial Holding Co. Ltd.	18,430	12,742
Formosa Chemicals & Fibre Corp.	6,773	25,330
Formosa Petrochemical Corp.	2,217	9,432
Formosa Plastics Corp.	7,312	25,966
Fubon Financial Holding Co. Ltd.	12,121	22,541
Globalwafers Co. Ltd.	394	6,029
Hon Hai Precision Industry Co. Ltd.	30,828	97,523
Hotai Motor Co. Ltd.	553	7,201
Hua Nan Financial Holdings Co. Ltd.	13,855	8,272
Innolux Corp.	17,547	8,278
Largan Precision Co. Ltd.	178	24,460
Lite-On Technology Corp.	3,811	5,597
MediaTek, Inc.	2,880	29,546
Mega Financial Holding Co. Ltd.	22,561	19,584
Nan Ya Plastics Corp.	9,470	26,026
Pegatron Corp.	3,673	9,956
Pou Chen Corp.	4,422	5,948
President Chain Store Corp.	1,063	10,522
Quanta Computer, Inc.	5,139	11,197
Shanghai Commercial & Savings Bank Ltd. (The)	8,132	9,347
Security Description	Shares	Value
Common Stocks (continued)
Taiwan (continued)
Shin Kong Financial Holding Co. Ltd.	15,647	$5,744
Siliconware Precision Industries Co. Ltd.	3,607	6,237
SinoPac Financial Holdings Co. Ltd.	20,196	6,964
Taishin Financial Holding Co. Ltd.	18,137	9,148
Taiwan Cement Corp.	7,475	9,656
Taiwan Cooperative Financial Holding Co. Ltd.	16,103	9,586
Taiwan Mobile Co. Ltd.	3,072	11,752
Taiwan Semiconductor Manufacturing Co. Ltd.	52,229	456,962
Uni-President Enterprises Corp.	9,539	22,910
United Microelectronics Corp.	20,844	10,191
Yuanta Financial Holding Co. Ltd.	19,395	9,316
Total Taiwan		1,186,411
Thailand - 7.2%
Advanced Info Service PCL	6,874	42,249
Airports of Thailand PCL	27,766	62,057
Bangchak Corp. PCL	8,885	11,844
Bangkok Bank PCL	12,440	82,218
Bangkok Dusit Medical Services PCL	53,758	37,075
Bangkok Expressway & Metro PCL	48,326	11,958
Bangkok Life Assurance PCL	8,400	9,923
Banpu PCL	26,465	19,266
Beauty Community PCL	16,800	11,908
Berli Jucker PCL	8,542	15,682
BTS Group Holdings PCL	50,027	12,858
Bumrungrad Hospital PCL	3,191	19,969
Central Pattana PCL	17,617	46,686
Central Plaza Hotel PCL	5,141	8,495
CH Karnchang PCL	9,800	8,370
Charoen Pokphand Foods PCL	25,930	19,539
CP ALL PCL	35,776	91,096
Delta Electronics Thailand PCL	7,774	19,112
Electricity Generating PCL	1,666	11,596
Energy Absolute PCL	13,627	29,477
Global Power Synergy PCL	2,151	5,717
Glow Energy PCL	3,256	8,863
Gulf Energy Development PCL*	3,699	8,681
Home Product Center PCL	32,979	14,952
Indorama Ventures PCL	12,042	21,531
Intouch Holdings PCL	12,374	22,717
IRPC PCL	69,243	16,250
Kasikornbank PCL	14,973	109,955
Kiatnakin Bank PCL	4,119	10,751
Krung Thai Bank PCL	41,856	26,728
Land & Houses PCL	53,092	19,664
Minor International PCL	20,947	29,427
PTT Exploration & Production PCL	8,919	33,888
PTT Global Chemical PCL	14,213	43,678
PTT PCL	9,006	141,474
Ratchaburi Electricity Generating Holding PCL	5,600	9,789
Robinson PCL	3,664	8,394
Sansiri PCL	112,000	7,796
Siam Cement PCL (The)	4,958	77,884
Siam Commercial Bank PCL (The)	17,150	86,243
Srisawad Corp. PCL	4,762	9,579
Star Petroleum Refining PCL(2)	12,600	6,718
Thai Oil PCL	6,508	21,299
Thai Union Group PCL	18,399	12,160
Thanachart Capital PCL	6,462	12,173
Tisco Financial Group PCL	5,396	15,247

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Thailand (continued)
TMB Bank PCL	137,973	$12,775
Total Access Communication PCL*	5,600	8,806
True Corp. PCL*	97,893	21,098
WHA Corp. PCL	57,400	7,734
Total Thailand		1,403,349
Turkey - 4.0%
Akbank Turk AS	23,683	68,844
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,255	16,712
Arcelik AS	2,890	14,663
Aselsan Elektronik Sanayi Ve Ticaret AS	1,883	16,661
BIM Birlesik Magazalar AS	2,454	49,092
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	20,535	14,486
Eregli Demir ve Celik Fabrikalari TAS	15,312	40,556
Ford Otomotiv Sanayi AS	823	13,145
Haci Omer Sabanci Holding AS	15,258	46,587
KOC Holding AS	11,051	53,834
Petkim Petrokimya Holding AS	8,298	17,539
TAV Havalimanlari Holding AS	1,640	9,665
Tekfen Holding AS	2,562	11,062
Tofas Turk Otomobil Fabrikasi AS	1,407	11,948
Tupras Turkiye Petrol Rafinerileri AS	1,439	44,205
Turk Hava Yollari AO*	8,166	35,824
Turk Telekomunikasyon AS*	5,427	9,159
Turkcell Iletisim Hizmetleri AS	12,485	51,880
Turkiye Garanti Bankasi AS	23,933	78,299
Turkiye Halk Bankasi AS	14,568	39,323
Turkiye Is Bankasi AS Class C	16,201	34,717
Turkiye Sinai Kalkinma Bankasi AS	27,418	11,824
Turkiye Vakiflar Bankasi TAO Class D	29,145	58,420
Ulker Biskuvi Sanayi AS	1,977	12,504
Yapi ve Kredi Bankasi AS*	9,103	11,292
Total Turkey		772,241
Total Common Stocks
(Cost $16,916,833)		18,541,681
Exchange Traded Fund - 3.4%

United States - 3.4%
iShares MSCI India ETF	17,807	663,311
Total Exchange Traded Fund
(Cost $627,348)		663,311
PREFERRED STOCKS-0.7%
Brazil-0.5%
Bradespar SA, 4.58%	562	5,519
Braskem SA, 2.79% Class A	466	7,227
Centrais Eletricas Brasileiras SA, 7.20% Class B	598	4,447
Cia Brasileira de Distribuicao, 0.46%	368	8,698
Cia Energetica de Minas Gerais, 3.25%	3,122	7,349
Itausa - Investimentos Itau SA, 3.74%	9,716	40,407
Lojas Americanas SA, 0.48%	1,222	6,482
Telefonica Brasil SA, 5.13%	1,051	17,764
Total Brazil		97,893
Security Description	Shares	Value
PREFERRED STOCKS (continued)

Russia-0.2%
Transneft PJSC, 4.64%	12	$38,425

Total Preferred Stocks
(Cost $120,327)		136,318
Right - 0.0%(3)
South Korea - 0.0%(3)
Hyundai Heavy Industries Co. Ltd., expiring 3/12/2018 (Cost $–)*	13	401

MONEY MARKET FUND - 0.5%
STIT-Treasury Portfolio, 1.22%(4) (Cost $97,492)	97,492	97,492
TOTAL INVESTMENTS- 100.0%
(Cost $17,762,000)		19,439,203
Other Assets in Excess of Liabilities - 0.0%(3)		272
Net Assets - 100.0%		$19,439,475

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2018, the aggregate value of these securities was $136,610, or 0.70% of net assets.
(3)	Less than 0.05%
(4)	The rate shown reflects the seven-day yield as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$18,534,208	$7,473	$–	$18,541,681
Exchange Traded Fund	663,311	–	–	663,311
Preferred Stocks	136,318	–	–	136,318
Money Market Fund	97,492	–	–	97,492
Right	–	401	–	401
Total	$19,431,329	$7,874	$–	$19,439,203

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Glovista Emerging Markets ETF (continued)

January 31, 2018 (Unaudited)

Sector allocation
January 31, 2018 (unaudited)

Financials	30.7%
Information Technology	11.3%
Energy	10.2%
Consumer Discretionary	8.4%
Consumer Staples	7.2%
Materials	7.1%
Industrials	7.0%
Telecommunication Services	5.1%
Utilities	4.0%
Real Estate	3.3%
Health Care	1.8%
Equity Fund	3.4%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities	0.0%*
Total	100.0%

*	Less than 0.05%

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 100.0%
Health Care - 100.0%
Abeona Therapeutics, Inc.*	24,788	$378,017
Acceleron Pharma, Inc.*	11,065	459,308
Achaogen, Inc.*(1)	35,511	389,556
Achillion Pharmaceuticals, Inc.*(1)	137,684	364,863
Aduro Biotech, Inc.*(1)	48,593	306,136
Agenus, Inc.*(1)	111,731	403,349
Agios Pharmaceuticals, Inc.*(1)	7,530	593,063
Aimmune Therapeutics, Inc.*	11,737	413,260
Akcea Therapeutics, Inc.*(1)	20,549	444,886
Akebia Therapeutics, Inc.*(1)	26,657	393,990
Alder Biopharmaceuticals, Inc.*(1)	36,589	517,734
Alnylam Pharmaceuticals, Inc.*(1)	3,159	410,607
Amicus Therapeutics, Inc.*	30,919	501,506
AnaptysBio, Inc.*	4,378	461,397
Ardelyx, Inc.*	66,552	482,502
Arena Pharmaceuticals, Inc.*	13,146	491,923
Array BioPharma, Inc.*	36,386	539,241
Assembly Biosciences, Inc.*	9,092	428,961
Atara Biotherapeutics, Inc.*(1)	27,218	1,028,840
Athenex, Inc.*(1)	23,754	343,958
Audentes Therapeutics, Inc.*	13,542	475,324
AVEO Pharmaceuticals, Inc.*(1)	136,847	442,016
Avexis, Inc.*	3,944	487,991
Axovant Sciences Ltd.*	74,999	152,248
BeiGene Ltd. (China)*(2)	4,239	575,444
Bellicum Pharmaceuticals, Inc.*(1)	46,539	282,957
BioCryst Pharmaceuticals, Inc.*(1)	80,866	363,897
Bluebird Bio, Inc.*	2,197	450,165
Blueprint Medicines Corp.*(1)	5,241	412,205
Calithera Biosciences, Inc.*	47,282	378,256
Cara Therapeutics, Inc.*	31,396	460,579
Celldex Therapeutics, Inc.*(1)	135,221	373,210
Corbus Pharmaceuticals Holdings, Inc.*(1)	53,926	404,445
Cymabay Therapeutics, Inc.*	48,424	577,214
Cytokinetics, Inc.*	48,578	446,918
CytomX Therapeutics, Inc.*	18,249	488,161
Dova Pharmaceuticals, Inc.*(1)	12,508	398,505
Epizyme, Inc.*(1)	31,308	505,624
Esperion Therapeutics, Inc.*(1)	6,879	498,796
FibroGen, Inc.*(1)	9,672	566,296
Five Prime Therapeutics, Inc.*	19,642	392,840
G1 Therapeutics, Inc.*	20,068	479,826
Geron Corp.*(1)	198,772	486,991
Global Blood Therapeutics, Inc.*(1)	10,595	613,450
GlycoMimetics, Inc.*(1)	23,921	537,983
Idera Pharmaceuticals, Inc.*	204,684	374,572
Ignyta, Inc.*	25,987	699,050
ImmunoGen, Inc.*(1)	61,059	560,522
Immunomedics, Inc.*(1)	32,020	533,773
Inovio Pharmaceuticals, Inc.*(1)	91,937	419,233
Insmed, Inc.*(1)	13,036	331,636
Intra-Cellular Therapies, Inc.*(1)	26,287	447,405
Iovance Biotherapeutics, Inc.*	46,081	716,560
Jounce Therapeutics, Inc.*(1)	30,653	741,190
Juno Therapeutics, Inc.*	8,934	766,627
Karyopharm Therapeutics, Inc.*	42,103	497,657
Kura Oncology, Inc.*	29,100	570,360
La Jolla Pharmaceutical Co.*(1)	16,347	560,048
Loxo Oncology, Inc.*	4,997	507,046
Security Description	Shares	Value
Common Stocks (continued)
Health Care (continued)
MacroGenics, Inc.*	20,552	$463,859
Madrigal Pharmaceuticals, Inc.*	4,994	741,209
Marinus Pharmaceuticals, Inc.*	42,890	318,244
Melinta Therapeutics, Inc.*(1)	25,176	351,205
Mirati Therapeutics, Inc. (Canada)*(1)	22,528	583,475
MyoKardia, Inc.*(1)	10,677	550,933
NewLink Genetics Corp.*	47,222	389,581
Novavax, Inc.*(1)	300,887	607,792
Paratek Pharmaceuticals, Inc.*(1)	22,300	340,075
Pieris Pharmaceuticals, Inc.*	65,236	491,227
Prothena Corp. PLC (Ireland)* (1)	10,848	453,446
PTC Therapeutics, Inc.*(1)	24,728	650,099
Reata Pharmaceuticals, Inc. Class A*(1)	15,828	451,098
REGENXBIO, Inc.*	13,937	373,512
Rigel Pharmaceuticals, Inc.*(1)	112,018	448,072
Sage Therapeutics, Inc.*(1)	2,487	472,033
Sangamo Therapeutics, Inc.*	24,485	510,512
Seres Therapeutics, Inc.* (1)	40,118	405,192
Stemline Therapeutics, Inc.* (1)	27,186	433,617
Tetraphase Pharmaceuticals, Inc.* (1)	67,898	396,524
TG Therapeutics, Inc.* (1)	47,586	547,239
Ultragenyx Pharmaceutical, Inc.*	8,970	478,550
uniQure N.V. (Netherlands)*	22,539	416,972
Voyager Therapeutics, Inc.* (1)	27,005	557,383
Xencor, Inc.* (1)	18,573	422,721
ZIOPHARM Oncology, Inc.* (1)	92,864	365,884
Total Health Care		40,550,571
Total Common Stocks
(Cost $32,151,094)		40,550,571
SECURITIES LENDING COLLATERAL - 20.0%
Money Market Fund - 20.0%
Dreyfus Government Cash Management Fund 1.21%(3)(4)
(Cost $8,135,468)	8,135,468	8,135,468
TOTAL INVESTMENTS- 120.0%
(Cost $40,286,562)		48,686,039
Liabilities in Excess of Other Assets - (20.0)%		(8,120,614)
Net Assets - 100.0%		$40,565,425

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $10,722,050; total market value of collateral held by the Fund was $11,495,846. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $3,360,378.
(2)	American Depositary Receipts.
(3)	The rate shown reflects the seven day yield as of January 31, 2018.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$40,550,571	$–	$–	$40,550,571
Money Market Fund	8,135,468	–	–	8,135,468
Total	$48,686,039	$–	$–	$48,686,039

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Products ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 99.8%
Health Care - 99.8%
ACADIA Pharmaceuticals, Inc.*(1)	31,227	$934,000
Acorda Therapeutics, Inc.*(1)	43,774	1,135,935
Alexion Pharmaceuticals, Inc.*	7,950	948,594
Amgen, Inc.	5,147	957,599
Biogen, Inc.*	2,834	985,693
BioMarin Pharmaceutical, Inc.*	10,196	919,985
Bioverativ, Inc.*	17,227	1,775,415
Celgene Corp.*	8,338	843,472
Clovis Oncology, Inc.*(1)	14,142	855,591
Dynavax Technologies Corp.*(1)	48,033	773,331
Enanta Pharmaceuticals, Inc.*	16,595	1,409,745
Exelixis, Inc.*	34,576	1,047,999
Gilead Sciences, Inc.	12,097	1,013,729
Halozyme Therapeutics, Inc.*(1)	45,942	858,197
Incyte Corp.*	9,563	863,443
Intercept Pharmaceuticals, Inc.*(1)	14,722	914,236
Ionis Pharmaceuticals, Inc.*(1)	17,631	925,980
Ironwood Pharmaceuticals, Inc.*(1)	59,180	876,456
Keryx Biopharmaceuticals, Inc.*(1)	199,640	924,333
Lexicon Pharmaceuticals, Inc.*(1)	90,094	989,232
Ligand Pharmaceuticals, Inc.*(1)	6,790	1,070,240
Medicines Co. (The)*(1)	33,364	1,105,349
Momenta Pharmaceuticals, Inc.*	68,677	1,167,509
Nektar Therapeutics*	15,974	1,335,586
Neurocrine Biosciences, Inc.*(1)	12,935	1,105,554
Omeros Corp.*(1)	47,409	767,552
Portola Pharmaceuticals, Inc.*	19,256	988,025
Puma Biotechnology, Inc.*	9,155	612,012
Radius Health, Inc.*(1)	31,101	1,171,264
Regeneron Pharmaceuticals, Inc.*	2,358	864,561
Retrophin, Inc.*(1)	41,922	1,002,355
Sarepta Therapeutics, Inc.*(1)	16,956	1,111,296
Seattle Genetics, Inc.*(1)	17,529	916,767
Spark Therapeutics, Inc.*(1)	20,079	1,125,428
TESARO, Inc.*(1)	11,421	770,461
Theravance Biopharma, Inc. (Cayman Islands)*(1)	33,081	874,662
United Therapeutics Corp.*	6,646	857,334
Vanda Pharmaceuticals, Inc.*	64,219	1,017,871
Vertex Pharmaceuticals, Inc.*	6,352	1,059,958
Total Health Care		38,876,749
Total Common Stocks
(Cost $33,170,976)		38,876,749
SECURITIES LENDING COLLATERAL - 24.4%
Money Market Fund - 24.4%
Dreyfus Government Cash Management Fund 1.21%(2)(3)
(Cost $9,518,386)	9,518,386	9,518,386
TOTAL INVESTMENTS- 124.2%
(Cost $42,689,362)		48,395,135
Liabilities in Excess of Other Assets - (24.2)%		(9,432,849)
Net Assets - 100.0%		$38,962,286
*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $11,308,330; total market value of collateral held by the Fund was $11,890,076. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,371,690.
(2)	The rate shown reflects the seven day yield as of January 31, 2018.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$38,876,749	$–	$–	$38,876,749
Money Market Fund	9,518,386	–	–	9,518,386
Total	$48,395,135	$–	$–	$48,395,135

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF

January 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 37.7%
Consumer Discretionary – 6.8%
Beazer Homes USA, Inc., 6.75%, 03/15/25	$290,000	$305,950
Beazer Homes USA, Inc., 5.88%, 10/15/27(1)	225,000	225,000
Cablevision Systems Corp., 5.88%, 09/15/22	440,000	445,500
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	205,000	203,998
CalAtlantic Group, Inc., 5.25%, 06/01/26	565,000	593,956
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/25	465,000	486,943
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	425,000	423,406
Discovery Communications LLC, 3.95%, 03/20/28	430,000	421,390
DISH DBS Corp., 7.75%, 07/01/26	245,000	252,656
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	155,000	160,185
DR Horton, Inc., 4.75%, 02/15/23	310,000	328,236
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	200,000	204,622
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	285,000	285,356
iHeartCommunications, Inc., 9.00%, 12/15/19	635,000	492,125
L Brands, Inc., 6.88%, 11/01/35	272,000	279,480
Lear Corp., 3.80%, 09/15/27	540,000	536,639
M/I Homes, Inc., 5.63%, 08/01/25	390,000	398,775
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	380,000	374,775
MDC Holdings, Inc., 5.50%, 01/15/24	400,000	422,000
Meredith Corp., 6.88%, 02/01/26(1)	240,000	246,300
PetSmart, Inc., 8.88%, 06/01/25(1)	100,000	64,000
QVC, Inc., 5.13%, 07/02/22	600,000	626,524
Scientific Games International, Inc., 5.00%, 10/15/25(1)	260,000	261,300
Station Casinos LLC, 5.00%, 10/01/25(1)	105,000	106,181
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	480,000	510,864
Viking Cruises Ltd., 5.88%, 09/15/27(1)	445,000	448,337
Vista Outdoor, Inc., 5.88%, 10/01/23	475,000	461,938
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25(1)	470,000	473,525
Wyndham Worldwide Corp., 4.50%, 04/01/27	575,000	578,660
Total Consumer Discretionary		10,618,621
Consumer Staples – 1.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 03/15/25	260,000	233,350
Aramark Services, Inc., 5.00%, 02/01/28(1)	20,000	20,337
Cumberland Farms, Inc., 6.75%, 05/01/25(1)	230,000	246,100
Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Staples (continued)
Rite Aid Corp., 6.13%, 04/01/23(1)	$410,000	$383,863
Safeway, Inc., 7.25%, 02/01/31	465,000	402,225
Tops Holding LLC / Tops Markets II Corp., 8.00%, 06/15/22(1)	410,000	242,925
Total Consumer Staples		1,528,800
Energy – 6.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	452,000	490,985
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	265,000	292,825
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21(1)	285,000	294,975
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22(1)	70,000	72,975
Callon Petroleum Co., 6.13%, 10/01/24	425,000	443,062
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	310,000	334,606
Chesapeake Energy Corp., 8.00%, 06/15/27(1)	480,000	476,400
Continental Resources, Inc., 4.50%, 04/15/23	230,000	233,450
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/25	425,000	440,406
Denbury Resources, Inc., 9.25%, 03/31/22(1)	101,000	104,030
Energy Transfer Equity LP, 4.25%, 03/15/23	230,000	231,725
Energy Transfer Equity LP, 5.88%, 01/15/24	185,000	200,725
Energy Transfer Partners LP / Regency Energy Finance Corp., 5.00%, 10/01/22	355,000	375,094
Ensco PLC, 7.75%, 02/01/26	55,000	54,828
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 05/01/24(1)	180,000	153,450
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	310,000	327,825
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	250,000	322,396
Nabors Industries, Inc., 5.50%, 01/15/23	385,000	386,925
NuStar Logistics LP, 5.63%, 04/28/27	415,000	435,107
Oasis Petroleum, Inc., 6.88%, 01/15/23	550,000	568,562
Peabody Energy Corp., 6.38%, 03/31/25(1)	470,000	495,262
Range Resources Corp., 4.88%, 05/15/25	340,000	331,925
Rowan Cos., Inc., 5.40%, 12/01/42	400,000	306,000
RSP Permian, Inc., 5.25%, 01/15/25	525,000	547,313
SESI LLC, 7.75%, 09/15/24(1)	360,000	387,900
SM Energy Co., 5.63%, 06/01/25	170,000	169,150
SRC Energy, Inc., 6.25%, 12/01/25(1)	235,000	243,225
Sunoco LP / Sunoco Finance Corp., 5.50%, 02/15/26(1)	115,000	117,697
Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/28(1)	95,000	97,256

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
Transocean, Inc., 9.00%, 07/15/23(1)	$130,000	$143,163
Transocean, Inc., 6.80%, 03/15/38	630,000	543,375
Ultra Resources, Inc., 6.88%, 04/15/22(1)	33,000	33,124
Ultra Resources, Inc., 7.13%, 04/15/25(1)	147,000	147,368
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(1)	345,000	347,588
Weatherford International Ltd., 9.88%, 02/15/24	250,000	273,750
Whiting Petroleum Corp., 6.63%, 01/15/26(1)	160,000	164,000
Total Energy		10,588,447
Financials – 7.5%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	490,000	488,775
Ares Capital Corp., 3.50%, 02/10/23	460,000	449,660
Athene Holding Ltd., 4.13%, 01/12/28	395,000	391,535
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	200,000	191,244
Bank of America Corp., 4.20%, 08/26/24	600,000	622,932
Bank of New York Mellon Corp. (The), Series E, 4.95%, (3-Month USD LIBOR + 3.42%), perpetual(2)(3)	525,000	537,600
Brighthouse Financial, Inc., 3.70%, 06/22/27(1)	575,000	553,507
Capital One Financial Corp., 4.20%, 10/29/25	460,000	467,042
Compass Bank, 3.88%, 04/10/25	500,000	497,184
FS Investment Corp., 4.25%, 01/15/20	520,000	526,177
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.38%, 12/15/25(1)	500,000	510,000
JPMorgan Chase & Co., Series V, 5.00%, (3-Month USD LIBOR + 3.32%), perpetual(2)(3)	305,000	309,346
JPMorgan Chase & Co., 3.30%, 04/01/26	550,000	544,050
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(2)(3)	485,000	494,700
M&T Bank Corp., Series F, 5.13%, (3-Month USD LIBOR + 3.52%), perpetual(2)(3)	200,000	210,200
Morgan Stanley, 3.13%, 07/27/26	750,000	727,264
Navient Corp., 6.75%, 06/25/25	395,000	414,750
OM Asset Management PLC, 4.80%, 07/27/26	625,000	637,522
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	450,000	490,027
Santander Holdings USA, Inc., 4.40%, 07/13/27(1)	280,000	283,952
SBA Tower Trust, 3.16%, 10/08/20(1)	375,000	375,937
Synchrony Financial, 3.95%, 12/01/27	370,000	364,255
Teachers Insurance & Annuity Association of America, 4.38%, (3-Month USD LIBOR + 2.66%), 09/15/54(1)(2)	550,000	554,125
Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(2)(3)	$555,000	$588,439
Wells Fargo & Co., 3.55%, 09/29/25	460,000	465,696
Total Financials		11,695,919
Health Care – 2.9%
Anthem, Inc., 3.65%, 12/01/27	87,000	86,820
Avantor, Inc., 6.00%, 10/01/24(1)	200,000	202,250
Becton Dickinson & Co., 3.70%, 06/06/27	580,000	573,011
CHS / Community Health Systems, Inc., 6.25%, 03/31/23	60,000	55,800
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(1)	185,000	179,450
Eagle Holding Co. II LLC, 7.63%, 05/15/22(1)(4)	265,000	270,631
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 07/15/23(1)	450,000	354,937
Envision Healthcare Corp., 6.25%, 12/01/24(1)	90,000	95,737
HCA, Inc., 4.50%, 02/15/27	175,000	174,781
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(1)	475,000	511,219
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(1)	205,000	206,025
Polaris Intermediate Corp., 8.50%, 12/01/22(1)	35,000	36,531
Surgery Center Holdings, Inc., 8.88%, 04/15/21(1)	270,000	283,163
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	100,000	96,875
Teleflex, Inc., 4.63%, 11/15/27	180,000	180,000
Tenet Healthcare Corp., 5.13%, 05/01/25(1)	90,000	89,100
Tenet Healthcare Corp., 7.00%, 08/01/25(1)	345,000	338,531
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/22(1)	45,000	47,264
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/24(1)	50,000	53,297
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(1)	330,000	334,703
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	65,000	66,930
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	270,000	274,725
Total Health Care		4,511,780
Industrials – 2.5%
American Woodmark Corp., 4.88%, 03/15/26(1)	220,000	220,000
GrafTech International Ltd., 6.38%, 11/15/20	440,000	447,177
Masco Corp., 5.95%, 03/15/22	456,000	502,062
Navistar International Corp., 6.63%, 11/01/25(1)	430,000	450,554
NCI Building Systems, Inc., 8.25%, 01/15/23(1)	350,000	371,735

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Industrials (continued)
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(1)	$30,000	$32,737
Owens Corning, 3.40%, 08/15/26	205,000	198,772
Pitney Bowes, Inc., 4.13%, 05/15/22	548,000	528,135
Standard Industries, Inc., 5.50%, 02/15/23(1)	225,000	234,563
Standard Industries, Inc., 6.00%, 10/15/25(1)	370,000	394,975
TransDigm, Inc., 6.50%, 07/15/24	225,000	232,031
Wrangler Buyer Corp., 6.00%, 10/01/25(1)	287,000	297,763
Total Industrials		3,910,504
Information Technology – 3.1%
Arrow Electronics, Inc., 3.88%, 01/12/28	460,000	457,053
Blackboard, Inc., 9.75%, 10/15/21(1)	192,000	176,160
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.00%, 01/15/22(1)	215,000	211,331
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 01/15/24(1)	585,000	577,929
Citrix Systems, Inc., 4.50%, 12/01/27	400,000	403,304
Dell International LLC / EMC Corp., 5.45%, 06/15/23(1)	155,000	166,743
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	170,000	215,893
Everi Payments, Inc., 7.50%, 12/15/25(1)	105,000	108,412
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	135,000	141,604
Jabil, Inc., 3.95%, 01/12/28	405,000	398,257
Rackspace Hosting, Inc., 8.63%, 11/15/24(1)	145,000	154,606
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	680,000	666,400
ViaSat, Inc., 5.63%, 09/15/25(1)	435,000	434,456
VMware, Inc., 3.90%, 08/21/27	310,000	298,897
Western Digital Corp., 4.75%, 02/15/26	470,000	477,050
Total Information Technology		4,888,095
Materials – 1.2%
AK Steel Corp., 7.50%, 07/15/23	140,000	151,550
AK Steel Corp., 7.00%, 03/15/27	235,000	241,462
Hexion, Inc., 10.38%, 02/01/22(1)	305,000	296,422
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	545,000	579,062
Platform Specialty Products Corp., 5.88%, 12/01/25(1)	475,000	483,313
PQ Corp., 5.75%, 12/15/25(1)	140,000	144,550
Total Materials		1,896,359
Real Estate – 2.3%
Education Realty Operating Partnership LP, 4.60%, 12/01/24	80,000	82,117
EPR Properties, 4.75%, 12/15/26	535,000	543,338
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(1)	200,000	206,000
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	235,000	231,205
Security Description	Principal	Value
CORPORATE BONDS (continued)
Real Estate (continued)
Hospitality Properties Trust, 4.38%, 02/15/30	$390,000	$382,966
Life Storage LP, 3.88%, 12/15/27	80,000	78,578
LifeStorage LP, 3.50%, 07/01/26	220,000	209,994
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 03/01/24	205,000	219,555
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	200,000	198,540
Physicians Realty LP, 4.30%, 03/15/27	495,000	495,148
Select Income REIT, 4.15%, 02/01/22	540,000	540,232
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(1)	490,000	437,325
Total Real Estate		3,624,998
Telecommunication Services – 2.1%
AT&T, Inc., 3.80%, 03/01/24	100,000	101,119
AT&T, Inc., 3.40%, 08/14/24	464,000	464,672
AT&T, Inc., 4.25%, 03/01/27	205,000	208,999
AT&T, Inc., 3.90%, 08/14/27	570,000	570,863
AT&T, Inc., 5.25%, 03/01/37	100,000	106,132
Frontier Communications Corp., 10.50%, 09/15/22	565,000	467,537
Level 3 Financing, Inc., 5.38%, 01/15/24	405,000	403,988
Qwest Corp., 7.25%, 09/15/25	245,000	263,186
Verizon Communications, Inc., 4.13%, 03/16/27	290,000	298,664
West Corp., 8.50%, 10/15/25(1)	150,000	148,500
Windstream Services LLC / Windstream Finance Corp., 8.63%, 10/31/25(1)	220,000	206,800
Total Telecommunication Services		3,240,460
Utilities – 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	220,000	226,050
Calpine Corp., 5.38%, 01/15/23	500,000	495,625
Dynegy, Inc., 8.00%, 01/15/25(1)	430,000	469,775
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 06/15/23	275,000	261,250
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	310,000	277,450
NRG Energy, Inc., 7.25%, 05/15/26	375,000	410,287
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	345,000	340,688
Total Utilities		2,481,125
Total Corporate Bonds
(Cost $58,605,556)		58,985,108
FOREIGN BONDS – 29.8%
Consumer Discretionary – 0.7%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	415,000	448,200
SFR Group SA, 7.38%, 05/01/26 (France)(1)	585,000	578,784
Total Consumer Discretionary		1,026,984

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Consumer Staples – 1.0%
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)(1)	$370,000	$362,685
JBS Investments GmbH, 7.25%, 04/03/24 (Brazil)(1)	475,000	477,969
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	300,000	295,500
MARB BondCo PLC, 7.00%, 03/15/24 (Brazil)(1)	445,000	447,447
Total Consumer Staples		1,583,601
Energy – 5.6%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	440,000	483,199
Ecopetrol SA, 5.38%, 06/26/26 (Colombia)	455,000	488,852
Encana Corp., 8.13%, 09/15/30 (Canada)	305,000	409,651
Gazprom OAO Via Gaz Capital SA, 4.95%, 02/06/28 (Russia)(1)	765,000	799,150
Geopark Ltd., 6.50%, 09/21/24 (Chile)(1)	445,000	460,575
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)	500,000	522,119
MEG Energy Corp., 6.50%, 01/15/25 (Canada)(1)	295,000	290,206
Petrobras Global Finance BV, 5.30%, 01/27/25 (Brazil)(1)	342,000	344,992
Petrobras Global Finance BV, 7.38%, 01/17/27 (Brazil)	960,000	1,066,704
Petrobras Global Finance BV, 6.00%, 01/27/28 (Brazil)(1)	455,000	460,119
Petroleos Mexicanos, 4.88%, 01/24/22 (Mexico)	430,000	448,383
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)(1)	440,000	481,250
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)(1)	535,000	585,156
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	195,000	202,069
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Canada)(1)	420,000	425,250
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (Azerbaijan)(1)	680,000	779,100
YPF SA, 6.95%, 07/21/27 (Argentina)(1)	480,000	497,856
Total Energy		8,744,631
Financials – 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Netherlands)	495,000	477,960
Security Description		Principal	Value
FOREIGN BONDS (continued)
Financials (continued)
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/26 (Australia)(1)		$290,000	$297,288
Banco de Bogota SA, 6.25%, 05/12/26 (Colombia)(1)		475,000	516,562
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(2)		88,000	85,953
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)		400,000	396,260
GrupoSura Finance SA, 5.50%, 04/29/26 (Colombia)(1)		450,000	491,580
Guanay Finance Ltd., 6.00%, 12/15/20 (Chile)(1)		794,143	817,968
HSBC Holdings PLC, 3.60%, 05/25/23 (United Kingdom)		350,000	356,068
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27 (Kazakhstan)(1)		935,000	976,844
Macquarie Bank Ltd., 6.13%, (USD 5 Year Swap + 3.70%), perpetual (Australia)(1)(2)(3)		275,000	286,000
Societe Generale SA, 4.75%, 11/24/25 (France)(1)		765,000	796,511
TC Ziraat Bankasi AS, 5.13%, 05/03/22 (Turkey)(1)		390,000	390,179
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22 (Turkey)(1)		360,000	361,578
Total Financials			6,250,751
Government – 9.6%
Argentine Republic Government International Bond, 7.50%, 04/22/26 (Argentina)		640,000	707,200
Argentine Republic Government International Bond, 5.88%, 01/11/28 (Argentina)		255,000	248,593
Argentine Republic Government International Bond, 7.13%, 07/06/36 (Argentina)		885,000	907,567
Argentine Republic Government International Bond, 7.63%, 04/22/46 (Argentina)		245,000	259,577
Argentine Republic Government International Bond, 6.88%, 01/11/48 (Argentina)		160,000	155,260
Bahrain Government International Bond, 7.00%, 10/12/28 (Bahrain)(1)		600,000	612,308
Brazil Notas Do Tesouro Nacional, Series NTNF, 10.00%, 01/01/25 (Brazil)	BRL	430,000	138,305
Brazilian Government International Bond, 10.25%, 01/10/28 (Brazil)	BRL	1,500,000	507,684

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description		Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Brazilian Government International Bond, 5.63%, 01/07/41 (Brazil)		$400,000	$403,600
Colombia Government International Bond, 4.38%, 03/21/23 (Colombia)	COP	1,500,000,000	502,221
Colombia Government International Bond, 3.88%, 04/25/27 (Colombia)		395,000	399,049
Costa Rica Government International Bond, 4.38%, 04/30/25 (Costa Rica)(1)		625,000	604,687
Dominican Republic International Bond, 6.88%, 01/29/26 (Dominican Republic)(1)		190,000	215,650
Ecuador Government International Bond, 7.88%, 01/23/28 (Ecuador)(1)		345,000	350,693
Indonesia Government International Bond, 4.35%, 01/08/27 (Indonesia)(1)		570,000	596,991
Indonesia Treasury Bond, Series FR70, 8.38%, 03/15/24 (Indonesia)	IDR	4,780,000,000	404,705
Indonesia Treasury Bond, Series FR56, 8.38%, 09/15/26 (Indonesia)	IDR	5,800,000,000	497,085
Jordan Government International Bond, 5.75%, 01/31/27 (Jordan)(1)		275,000	277,548
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico)	MXN	9,000,000	465,833
Mexico Government International Bond, 4.15%, 03/28/27 (Mexico)		480,000	492,120
Mexico Government International Bond, 4.75%, 03/08/44 (Mexico)		410,000	410,615
Oman Government International Bond, 4.75%, 06/15/26 (Oman)(1)		880,000	860,964
Oman Government International Bond, 5.63%, 01/17/28 (Oman)(1)		320,000	322,709
Pakistan Government International Bond, 6.88%, 12/05/27 (Pakistan)(1)		440,000	445,903
Provincia De Buenos Aire, 9.13%, 03/16/24 (Argentina)(1)		905,000	1,031,700
Republic of South Africa Government Bond, Series 2023, 7.75%, 02/28/23 (South Africa)	ZAR	3,500,000	295,881
Republic of South Africa Government International Bond, 4.30%, 10/12/28 (South Africa)		500,000	483,105
Security Description		Principal	Value
FOREIGN BONDS (continued)
Government (continued)
Russian Federal Bond - OFZ, Series 6216, 6.70%, 05/15/19 (Russia)	RUB	$9,145,000	$162,652
Russian Federal Bond - OFZ, Series 6215, 7.00%, 08/16/23 (Russia)	RUB	28,470,000	510,367
Turkey Government International Bond, 5.63%, 03/30/21 (Turkey)		500,000	524,734
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)		90,000	103,264
Turkey Government International Bond, 4.88%, 10/09/26 (Turkey)		625,000	610,319
Ukraine Government International Bond, 7.75%, 09/01/23 (Ukraine)(1)		100,000	108,824
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)		455,000	487,132
Total Government			15,104,845
Health Care – 0.2%
Concordia International Corp., 9.00%, 04/01/22 (Canada)(1)		105,000	93,712
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)		260,000	217,143
Total Health Care			310,855
Industrials – 2.3%
ALFA SAB de CV, 5.25%, 03/25/24 (Mexico)(1)		530,000	563,125
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)		450,000	447,750
Bombardier, Inc., 6.13%, 01/15/23 (Canada)(1)		450,000	456,187
British Airways Pass-Through Trust, Class B, Series 2013-1, 5.63%, 06/20/20 (United Kingdom)(1)		162,075	167,269
CNH Industrial NV, 4.50%, 08/15/23 (United Kingdom)		387,000	403,931
CNH Industrial NV, Series MTN, 3.85%, 11/15/27 (United Kingdom)		149,000	147,997
JSL Europe SA, 7.75%, 07/26/24 (Brazil)(1)		460,000	484,380
Latam Finance Ltd., 6.88%, 04/11/24 (Chile)(1)		575,000	610,937
SCF Capital Ltd., 5.38%, 06/16/23 (Russia)(1)		240,000	247,626
Total Industrials			3,529,202
Materials – 4.9%
Anglo American Capital PLC, 4.00%, 09/11/27 (United Kingdom)(1)		555,000	549,751

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Materials (continued)
ARD Securities Finance S.a.r.l., 8.75%, 01/31/23 (Luxembourg)(1)	$320,000	$332,000
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(2)	440,000	513,480
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC, 6.50%, 05/15/21 (Australia)(1)	300,000	312,750
Equate Petrochemical BV, 4.25%, 11/03/26 (Kuwait)(1)	515,000	522,445
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Brazil)	500,000	502,183
FMG Resources Pty Ltd., 9.75%, 03/01/22 (Australia)(1)	260,000	287,053
Glencore Funding LLC, 4.00%, 03/27/27 (Switzerland)(1)	765,000	759,189
GTL Trade Finance, Inc. / Gerdau Holdings, Inc., 5.89%, 04/29/24 (Brazil)(1)	220,000	238,865
James Hardie International Finance DAC, 5.00%, 01/15/28 (Ireland)(1)	405,000	411,075
Mercer International, Inc., 5.50%, 01/15/26 (Canada)(1)	100,000	101,500
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(1)	210,000	211,838
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	425,000	430,313
OCP SA, 5.63%, 04/25/24 (Morocco)(1)	425,000	456,850
Rusal Capital DAC, 5.13%, 02/02/22 (Russia)(1)	695,000	702,272
Vale Overseas Ltd., 5.88%, 06/10/21 (Brazil)	160,000	174,320
Vale Overseas Ltd., 6.25%, 08/10/26 (Brazil)	305,000	354,498
Vedanta Resources PLC, 8.25%, 06/07/21 (India)(1)	300,000	331,140
Yamana Gold, Inc., 4.63%, 12/15/27 (Canada)(1)	430,000	430,336
Total Materials		7,621,858
Telecommunication Services – 1.5%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(1)	740,000	680,800
Axtel SAB de CV, 6.38%, 11/14/24 (Mexico)(1)	200,000	208,500
Digicel Ltd., 6.75%, 03/01/23 (Jamaica)(1)	235,000	234,706
Security Description	Principal	Value
FOREIGN BONDS (continued)
Telecommunication Services (continued)
GTH Finance BV, 7.25%, 04/26/23 (Netherlands)(1)	$800,000	$893,340
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/28 (Belgium)(1)	400,000	400,000
Total Telecommunication Services		2,417,346
Total Foreign Bonds
(Cost $45,416,555)		46,590,073
MORTGAGE BACKED SECURITIES – 12.7%
Commercial Mortgage Backed Securities – 1.9%
Caesars Palace Las Vegas Trust, Class C, Series 2017-VICI, 4.14%, 10/15/34(1)	285,000	291,951
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50(1)	135,629	134,861
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/34(1)(2)(5)	400,000	401,021
Hilton USA Trust, Class B, Series 2016-SFP, 3.32%, 11/05/35(1)	830,000	817,079
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49(2)(5)	144,859	145,490
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	1,000,000	987,556
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(2)(5)	179,324	179,042
Total Commercial Mortgage Backed Securities		2,957,000
Mortgage Securities – 1.7%
Federal National Mortgage Association, 3.50%, 01/01/47	421,847	426,473
Federal National Mortgage Association, 3.50%, 07/01/47	432,631	437,454
Federal National Mortgage Association, 4.00%, 07/01/47	1,234,871	1,277,912
Federal National Mortgage Association, 4.00%, 08/01/47	416,737	431,305
Total Mortgage Securities		2,573,144
Residential Mortgage Backed Securities – 9.1%
American Homes 4 Rent, Class A, Series 2015-SFR1, 3.47%, 04/17/52(1)	132,932	134,355
American Homes 4 Rent Trust, Class C, Series 2015-SFR2, 4.69%, 10/17/45(1)	510,000	538,292
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Class M4, Series 2003-AR3, 4.43%, (1-Month USD LIBOR + 5.85%), 06/25/33(2)	509,609	507,805
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.67%, 01/25/35(2)(5)	449,430	427,758

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2016-SPL1, 4.25%, 04/28/55(1)	$350,000	$363,306
Bayview Opportunity Master Fund IVa Trust, Class B1, Series 2017-SPL5, 4.00%, 06/28/57(1)(2)(5)	375,000	397,058
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2016-SPL2, 4.25%, 06/28/53(1)(2)(5)	290,000	300,910
Bayview Opportunity Master Fund IVb Trust, Class B1, Series 2017-SPL3, 4.25%, 11/28/53(1)(2)(5)	385,000	404,839
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.86%, 11/25/34(2)(5)	378,793	381,163
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45(1)(2)(5)	398,550	400,154
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45(1)(2)(5)	470,433	471,060
Colony American Finance Ltd., Class A, Series 2015-1 (Cayman Islands), 2.90%, 10/15/47(1)	228,955	228,741
Colony Starwood Homes Trust, Class C, Series 2016-2A, 3.71%, (1-Month USD LIBOR + 2.15%), 12/17/33(1)(2)	430,000	430,979
COLT Mortgage Loan Trust, Class A3, Series 2017-1, 3.07%, 05/27/47(1)(2)(5)	170,249	169,105
CSMC Mortgage-Backed Trust, Class 3A1, Series 2006-8, 6.00%, 10/25/21	100,543	95,250
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(2)(5)	84,930	84,161
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(2)(5)	131,982	130,053
Galton Funding Mortgage Trust, Class A21, Series 2017-1, 3.50%, 07/25/56(1)(2)(5)	290,221	291,074
Home Equity Mortgage Trust, Class M7, Series 2005-2, 3.24%, (1-Month USD LIBOR + 1.68%), 07/25/35(2)	228,592	227,902
JPMorgan Mortgage Trust, Class 2A2, Series 2017-3, 2.50%, 08/25/47(1)(2)(5)	255,258	250,238
JPMorgan Mortgage Trust, Class A1, Series 2017-5, 3.19%, 10/26/48(1)(2)(5)	510,684	511,891
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54(1)(2)(5)	395,153	401,359
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54(1)(2)(5)	127,691	128,911
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55(1)(2)(5)	272,831	277,405
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(5)	161,158	163,477
New Residential Mortgage Loan Trust, Class B1A, Series 2016-4A, 4.50%, 11/25/56(1)(2)(5)	626,071	653,642
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL5, 3.33%, 12/30/32(1)(2)(5)	$158,576	$158,078
Pretium Mortgage Credit Partners I LLC, Class A1, Series 2017-NPL2, 3.25%, 03/28/57(1)(6)	306,970	307,194
Progress Residential Trust, Class B, Series 2017-SFR1, 3.02%, 08/17/34(1)	275,000	270,405
Resecuritization Pass-Through Trust, Class A5, Series 2005-8R, 6.00%, 10/25/34	110,455	111,492
Residential Asset Securitization Trust, Class A3, Series 2005-A1, 5.50%, 04/25/35	1,251,959	1,291,287
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.53%, 06/25/43(2)(5)	284,584	280,546
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 3.55%, 04/25/34(2)(5)	165,572	168,087
Towd Point Mortgage Trust, Class A2, Series 2014-1, 3.25%, 10/25/53(1)(2)(5)	340,000	338,455
Towd Point Mortgage Trust, Class M1, Series 2015-6, 3.75%, 04/25/55(1)(2)(5)	500,000	511,863
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55(1)(2)(5)	425,000	430,374
Towd Point Mortgage Trust, Class 1M1, Series 2015-2, 3.25%, 11/25/60(1)(2)(5)	1,195,000	1,185,790
Tricon American Homes Trust, Class A, Series 2017-SFR1, 2.72%, 09/17/34(1)	125,000	122,309
Verus Securitization Trust, Class A1, Series 2017-2A, 2.49%, 07/25/47(1)(6)	466,289	465,232
VOLT LX LLC, Class A1, Series 2017-NPL7, 3.25%, 06/25/47(1)(6)	252,649	253,059
Total Residential Mortgage Backed Securities		14,265,059
Total Mortgage Backed Securities
(Cost $19,755,700)		19,795,203
TERM LOANS – 11.1%
Consumer Discretionary – 1.8%
Advantage Sales & Marketing, Inc., 5.02%, (3-Month USD LIBOR + 3.25%), 07/23/21 (2)	203,975	201,961
Advantage Sales & Marketing, Inc., 8.27%, (3-Month USD LIBOR + 6.50%), 07/25/22 (2)	410,000	385,486
Gateway Casinos & Entertainment Ltd., 5.44%, (3-Month USD LIBOR + 3.75%), 02/22/23 (2)	89,550	91,033
Global Appliance Inc. (aka SharkNinja Operating LLC), 5.57%, (1-Month USD LIBOR + 4.00%), 09/29/24 (2)	299,250	304,301
Hoya Midco, LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 06/30/24 (2)	129,350	129,593

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Consumer Discretionary (continued)
Laureate Education, Inc., 6.07%, (1-Month USD LIBOR + 4.50%), 04/26/24 (2)	$195,738	$197,593
Leslie’s Poolmart, Inc., 5.37%, (2-Month USD LIBOR + 3.75%), 08/16/23 (2)	240,436	241,537
Meredith Corp., 0.00%, 01/17/25 (2)(7)	160,000	161,967
Neiman Marcus Group, Inc., (The), 4.81%, (1-Month USD LIBOR + 3.25%), 10/25/20 (2)	304,208	261,809
Playa Resorts Holding B.V., 5.00%, (3-Month USD LIBOR + 3.00%), 04/29/24 (2)	279,124	281,435
Seminole Tribe of Florida, 3.57%, (1-Month USD LIBOR + 2.00%), 07/08/24 (2)	289,275	291,651
UFC Holdings, LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 08/18/23 (2)	275,622	277,560
Total Consumer Discretionary		2,825,926
Consumer Staples – 1.3%
Albertson’s LLC, 4.67%, (3-Month USD LIBOR + 3.00%), 12/21/22 (2)	221,213	220,332
Amplify Snack Brands, Inc., 7.07%, (USD LIBOR + 5.50%), 09/02/23 (2)	374,506	375,521
BJ’s Wholesale Club, Inc., 0.00%, 02/03/25 (2)(7)	200,000	201,251
Chobani, LLC (Chobani Idaho, LLC), 5.07%, (1-Month USD LIBOR + 3.50%), 10/10/23 (2)	190,732	192,687
JBS USA LUX SA, 4.10%, (3-Month USD LIBOR + 2.50%), 10/30/22 (2)	133,988	133,251
Milk Specialties Co., 5.69%, (3-Month USD LIBOR + 4.00%), 08/16/23 (2)	334,763	338,947
Parfums Holding Co., Inc., 6.44%, (3-Month USD LIBOR + 4.75%), 06/30/24 (2)	194,050	196,839
TKC Holdings, Inc., 5.91%, (3-Month USD LIBOR + 4.25%), 02/01/23 (2)	352,437	357,063
Total Consumer Staples		2,015,891
Energy – 1.0%
Chesapeake Energy Corp., 8.95%, (3-Month USD LIBOR + 7.50%), 08/23/21 (2)	71,000	76,136
Contura Energy, Inc., 6.63%, (2-Month USD LIBOR + 5.00%), 03/18/24 (2)	270,900	271,239
Medallion Midland Acquisition, LLC, 4.82%, (1-Month USD LIBOR + 3.25%), 10/30/24 (2)	255,000	256,913
MEG Energy Corp., 5.20%, (3-Month USD LIBOR + 3.50%), 12/31/23 (Canada) (2)	495,734	498,460
Traverse Midstream Partners LLC, 5.85%, (3-Month USD LIBOR + 4.00%), 09/27/24 (2)	260,000	263,710
Ultra Resources, Inc., 4.41%, (3-Month USD LIBOR + 3.00%), 04/12/24 (2)	235,000	236,469
Total Energy		1,602,927
Security Description	Principal	Value
TERM LOANS (continued)
Financials – 0.8%
Asurion, LLC (fka Asurion Corp.), 7.57%, (1-Month USD LIBOR + 6.00%), 08/04/25 (2)	$546,228	$564,595
FinCo I LLC (aka Fortress Investment Group), 4.32%, (1-Month USD LIBOR + 2.75%), 12/27/22 (2)	160,000	162,467
Walter Investment Management, 5.32%, (1-Month USD LIBOR + 3.75%), 12/18/20 (2)	575,597	574,002
Total Financials		1,301,064
Health Care – 0.9%
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.65%, (3-Month USD LIBOR + 3.00%), 06/07/23 (2)	286,047	289,694
Concordia Healthcare Corp., 5.82%, (1-Month USD LIBOR + 4.25%), 10/21/21 (2)	252,830	218,879
Envision Healthcare Corp. (fka Emergency Medical Services Corp.), 4.58%, (1-Month USD LIBOR + 3.00%), 12/01/23 (2)	51,829	52,121
HLF Financing S.a r.l. (HLF Financing US, LLC), 7.07%, (1-Month USD LIBOR + 5.50%), 02/15/23 (2)	193,469	195,000
NVA Holdings, Inc., 8.69%, (3-Month USD LIBOR + 7.00%), 08/14/22 (2)	362,000	365,394
PharMerica Corp., 9.31%, (1-Month USD LIBOR + 7.75%), 12/05/25 (2)	35,000	35,372
U.S. Renal Care, Inc., 5.94%, (3-Month USD LIBOR + 4.25%), 12/30/22 (2)	158,291	158,637
Valeant Pharmaceuticals International, Inc., 5.06%, (1-Month USD LIBOR + 3.50%), 04/01/22 (2)	140,012	142,349
Wink Holdco, Inc. (aka Davis Vision – Superior Vision), 4.49%, (3-Month USD LIBOR + 3.00%), 12/02/24 (2)	15,000	15,201
Total Health Care		1,472,647
Industrials – 1.7%
84 Lumber Co., 6.82%, (1-Month USD LIBOR + 5.25%), 10/25/23 (2)	419,250	424,885
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), 5.32%, (1-Month USD LIBOR + 3.75%), 08/18/24 (2)	49,875	50,443
Navistar, Inc., 5.06%, (1-Month USD LIBOR + 3.50%), 11/06/24 (2)	360,000	363,751
PAE Holding Corp., 7.12%, (2-Month USD LIBOR + 5.50%), 10/20/22 (2)	148,441	149,615
Red Ventures, LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 11/08/24 (2)	349,125	353,751
Sedgwick Claims Management Services, Inc., 7.32%, (1-Month USD LIBOR + 5.75%), 02/28/22 (2)	650,000	659,207
Transdigm, Inc., 4.32%, (3-Month USD LIBOR + 2.75%), 06/09/23 (2)	372,178	376,047

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Industrials (continued)
Zodiac Pool Solutions LLC, 5.69%, (3-Month USD LIBOR + 4.00%), 12/20/23 (2)	$310,937	$312,687
Total Industrials		2,690,386
Information Technology – 0.6%
Applied Systems, Inc., 8.69%, (3-Month USD LIBOR + 7.00%), 09/19/25 (2)	50,000	51,907
Blackboard, Inc., 6.73%, (3-Month USD LIBOR + 5.00%), 06/30/21 (2)	143,923	141,524
Everi Payments, Inc., 4.98%, (3-Month USD LIBOR + 3.50%), 05/09/24 (2)	134,325	135,836
Intralinks, Inc., 5.70%, (3-Month USD LIBOR + 4.00%), 11/14/24 (2)	125,000	125,274
Kronos, Inc., 9.63%, (3-Month USD LIBOR + 8.25%), 11/01/24 (2)	178,000	185,732
NAB Holdings, LLC, 4.69%, (3-Month USD LIBOR + 3.00%), 07/01/24 (2)	159,200	161,190
Veritas US, Inc., 6.19%, (3-Month USD LIBOR + 4.50%), 01/27/23 (2)	150,071	151,165
Total Information Technology		952,628
Materials – 1.2%
Anchor Glass Container Corp., 9.30%, (1-Month USD LIBOR + 7.75%), 12/07/24 (2)	111,000	112,480
CPG International LLC (fka CPG International, Inc.), 5.59%, (3-Month USD LIBOR + 3.75%), 05/05/24 (2)	302,713	306,433
CPI Acquisition, Inc., 6.36%, (3-Month USD LIBOR + 4.50%), 08/17/22 (2)	865,000	655,510
Encapsys, LLC (aka Cypress Performance Group), 4.82%, (1-Month USD LIBOR + 3.25%), 11/07/24 (2)	40,000	40,437
KMG Chemicals, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 06/15/24 (2)	50,036	50,537
New Arclin U.S. Holding Corp., 0.00%, 02/14/24 (2)(7)	35,000	35,277
New Arclin U.S. Holding Corp., 5.94%, (3-Month USD LIBOR + 4.25%), 02/14/24 (2)	203,975	205,590
OMNOVA Solutions, Inc., 5.82%, (1-Month USD LIBOR + 4.25%), 08/25/23 (2)	379,848	385,546
Total Materials		1,791,810
Real Estate – 0.2%
Capital Automotive L.P., 7.57%, (1-Month USD LIBOR + 6.00%), 03/24/25 (2)	255,905	262,302

Telecommunication Services – 0.6%
CenturyLink, Inc., 4.32%, (1-Month USD LIBOR + 2.75%), 01/31/25 (2)	175,000	172,649
Digicel International Finance Ltd., 5.52%, (3-Month USD LIBOR + 3.75%), 05/27/24 (2)	74,813	75,748
Security Description	Principal	Value
TERM LOANS (continued)
Telecommunication Services (continued)
Securus Technologies Holdings, Inc., 6.12%, (2-Month USD LIBOR + 4.50%), 11/01/24 (2)	$375,000	$380,743
Securus Technologies Holdings, Inc., 9.87%, (2-Month USD LIBOR + 8.25%), 11/01/25 (2)	210,000	213,544
West Corp., 5.57%, (1-Month USD LIBOR + 4.00%), 10/10/24 (2)	108,939	110,273
Total Telecommunication Services		952,957
Utilities – 1.0%
APLP Holdings Limited Partnership, 5.07%, (1-Month USD LIBOR + 3.50%), 04/13/23 (2)	420,429	425,947
Energy Future Intermediate Holding Co. LLC, 4.56%, (1-Month USD LIBOR + 3.00%), 06/30/18 (2)	330,000	331,591
Talen Energy Supply, LLC, 5.57%, (1-Month USD LIBOR + 4.00%), 04/15/24 (2)	356,760	360,149
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.06%, (1-Month USD LIBOR + 2.50%), 08/04/23 (2)	56,515	57,014
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.07%, (1-Month USD LIBOR + 2.50%), 08/04/23 (2)	321,245	324,085
Total Utilities		1,498,786
Total Term Loans
(Cost $17,273,410)		17,367,324
ASSET BACKED SECURITIES – 6.6%
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	482,697	478,319
Capital Auto Receivables Asset Trust, Class D, Series 2017-1, 3.15%, 02/20/25(1)	430,000	424,361
Carnow Auto Receivables Trust, Class D, Series 2016-1A, 7.34%, 11/15/21(1)	430,000	437,930
Chrysler Capital Auto Receivables Trust, Class D, Series 2016-BA, 3.51%, 09/15/23(1)	470,000	460,793
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43(1)	886,242	889,659
Conn’s Receivables Funding LLC, Class B, Series 2017-B, 4.52%, 11/15/20(1)	415,000	420,553
Consumer Installment Loan Trust, Class A, Series 2016-LD1, 3.96%, 07/15/22(1)	157,135	157,446
Drug Royalty III LP 1, Class A, Series 2016-1A, 3.98%, 04/15/27(1)	412,047	410,303
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20(1)	450,000	454,630
Exeter Automobile Receivables Trust, Class D, Series 2014-3A, 5.69%, 04/15/21(1)	575,000	587,661

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Class D, Series 2015-1, 5.26%, 07/15/21(1)	$435,000	$445,843
Flagship Credit Auto Trust, Class D, Series 2016-3, 3.89%, 11/15/22(1)	525,000	526,334
Foursight Capital Automobile Receivables Trust, Class B, Series 2017-1, 3.05%, 12/15/22(1)	440,000	434,023
GLS Auto Receivables Trust, Class B, Series 2018-1A, 3.52%, 08/15/23(1)	470,000	469,959
GLS Auto Receivables Trust, Class C, Series 2017-1A, 3.50%, 07/15/22(1)	560,000	557,943
Mariner Finance Issuance Trust, Class A, Series 2017-AA, 3.62%, 02/20/29(1)	500,000	504,321
Murray Hill Marketplace Trust, Class A, Series 2016-LC1, 4.19%, 11/25/22(1)	2,201	2,204
Santander Drive Auto Receivables Trust, Class D, Series 2017-2, 3.49%, 07/17/23	565,000	569,187
Sofi Consumer Loan Program LLC, Class A, Series 2017-1, 3.28%, 01/26/26(1)	240,006	241,460
Springleaf Funding Trust, Class A, Series 2016-AA, 2.90%, 11/15/29(1)	515,000	516,443
TCF Auto Receivables Owner Trust, Class C, Series 2016-PT1A, 3.21%, 01/17/23(1)	430,000	423,246
TGIF Funding LLC, Class A2, Series 2017-1A, 6.20%, 04/30/47(1)	394,000	397,197
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45(1)	488,750	499,934
Total Asset Backed Securities
(Cost $10,312,369)		10,309,749
U.S. TREASURY NOTE – 1.4%
U.S. Treasury Note 1.63%, 02/15/26
(Cost $2,225,387)	2,400,000	2,213,578

MONEY MARKET FUND - 1.8%
JP Morgan U.S. Government Money Market Institutional Shares, 1.17%(8) (Cost $2,887,368)	2,887,368	2,887,368
TOTAL INVESTMENTS- 101.1%
(Cost $156,476,345)		158,148,403
Liabilities in Excess of Other Assets - (1.1)%		(1,710,434)
Net Assets - 100.0%		$156,437,969

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2018, the aggregate value of these securities was $75,899,360, or 48.52% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(3)	Perpetual security with no stated maturity date.
(4)	Payment in-kind security. 100% of the income was received in cash.
(5)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2018.
(7)	The loan will settle after January 31, 2018 at which the interest will be determined.
(8)	The rate shown reflects the seven-day yield as of January 31, 2018.

Abbreviations:
LIBOR —	London InterBank Offered Rate

Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to the Schedules of Investments

Schedule of Investments - Virtus Newfleet Multi-Sector Unconstrained Bond ETF

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$–	$58,985,108	$–	$58,985,108
Foreign Bonds	–	46,590,073	–	46,590,073
Mortgage Backed Securities	–	19,795,203	–	19,795,203
Term Loans	–	17,367,324	–	17,367,324
Asset Backed Securities	–	10,309,749	–	10,309,749
U.S. Treasury Note	–	2,213,578	–	2,213,578
Money Market Fund	2,887,368	–	–	2,887,368
Total	$2,887,368	$155,261,035	$–	$158,148,403

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 11.6%
Barratt Developments PLC (United Kingdom)	1,360	$11,300
Berkeley Group Holdings PLC (United Kingdom)	232	13,064
Best Buy Co., Inc.	344	25,133
Compass Group PLC (United Kingdom)	988	20,797
Daimler AG (Germany)	380	34,785
Discovery Communications, Inc. Class C*	676	16,129
Dollar General Corp.	220	22,686
Domino’s Pizza, Inc.	56	12,144
Fiat Chrysler Automobiles NV (United Kingdom)*	1,121	27,087
Ford Motor Co.	1,216	13,340
Haier Electronics Group Co. Ltd. (Hong Kong)	4,596	15,746
Home Depot, Inc. (The)	226	45,403
Hyundai Mobis Co. Ltd. (South Korea)	48	11,125
ITV PLC (United Kingdom)	5,600	13,278
Kering (France)	52	26,328
Kia Motors Corp. (South Korea)	412	13,369
Kohl’s Corp.	300	19,431
Lear Corp.	120	23,177
Liberty Global PLC Class A (United Kingdom)*	316	11,812
Macy’s, Inc.	452	11,729
Michael Kors Holdings Ltd.*	312	20,592
Naspers Ltd. Class N (South Africa)	82	23,414
Netflix, Inc.*	117	31,625
Omnicom Group, Inc.	286	21,922
PVH Corp.	81	12,561
Ralph Lauren Corp.	128	14,632
Renault SA (France)	156	17,155
Sony Corp. (Japan)	355	16,939
Starbucks Corp.	436	24,769
Suzuki Motor Corp. (Japan)	325	18,541
Target Corp.	420	31,592
Telenet Group Holding NV (Belgium)*	256	19,690
Total Consumer Discretionary		641,295
Consumer Staples - 6.1%
Altria Group, Inc.	564	39,672
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	4	25,055
CVS Health Corp.	669	52,644
Danone SA (France)	260	22,422
Nestle SA (Switzerland)	350	30,241
PepsiCo, Inc.	256	30,797
Pernod Ricard SA (France)	160	25,487
Pick n Pay Stores Ltd. (South Africa)	3,864	22,265
SPAR Group Ltd. (The) (South Africa)	1,336	23,119
Tesco PLC (United Kingdom)	7,030	20,861
Walgreens Boots Alliance, Inc.	342	25,739
Walmart, Inc.	144	15,350
Total Consumer Staples		333,652
Energy - 9.3%
Anadarko Petroleum Corp.	307	18,435
Apache Corp.	555	24,903
Baker Hughes a GE Co.	465	14,950
BP PLC (United Kingdom)	3,687	26,232
Cheniere Energy, Inc.*	244	13,801
China Petroleum & Chemical Corp. Class H (China)	23,868	20,626

Security Description	Shares	Value
Common Stocks (continued)
Energy (continued)
CNOOC Ltd. (China)	11,043	$17,194
Concho Resources, Inc.*	144	22,671
ConocoPhillips	335	19,701
EOG Resources, Inc.	225	25,875
EQT Corp.	220	11,944
Halliburton Co.	585	31,414
LUKOIL PJSC (Russia)(1)	312	20,545
Marathon Oil Corp.	1,330	24,193
Marathon Petroleum Corp.	265	18,357
Occidental Petroleum Corp.	170	12,745
OMV AG (Austria)	255	16,419
Petronas Dagangan Bhd (Malaysia)	2,285	14,433
Pioneer Natural Resources Co.	105	19,206
Royal Dutch Shell PLC Class B (Netherlands)	1,510	53,514
SK Innovation Co. Ltd. (South Korea)	86	16,469
TransCanada Corp. (Canada)	530	24,401
Valero Energy Corp.	371	35,605
Yanzhou Coal Mining Co. Ltd. Class H (China)	6,009	10,478
Total Energy		514,111
Financials - 22.8%
3i Group PLC (United Kingdom)	1,852	24,492
Affiliated Managers Group, Inc.	88	17,567
Aflac, Inc.	242	21,344
AIA Group Ltd. (Hong Kong)	2,644	22,645
Allstate Corp. (The)	204	20,149
Annaly Capital Management, Inc.	1,616	17,033
Arch Capital Group Ltd.*	212	19,279
Assicurazioni Generali SpA (Italy)	820	16,259
Australia & New Zealand Banking Group Ltd. (Australia)	744	17,134
Aviva PLC (United Kingdom)	4,290	31,260
AXA SA (France)	712	23,421
Banco do Brasil SA (Brazil)	972	12,106
Bank Central Asia Tbk PT (Indonesia)	11,750	19,944
Bank of New York Mellon Corp. (The)	251	14,232
Barclays PLC (United Kingdom)	7,132	20,247
BNP Paribas SA (France)	308	25,468
CaixaBank SA (Spain)	2,395	12,926
Capital One Financial Corp.	304	31,604
Chailease Holding Co. Ltd. (Taiwan)	5,336	17,960
Charles Schwab Corp. (The)	532	28,377
Chiba Bank Ltd. (The) (Japan)	1,880	16,256
Cincinnati Financial Corp.	280	21,532
Citigroup, Inc.	242	18,992
Commerzbank AG (Germany)*	708	11,654
Commonwealth Bank of Australia (Australia)	372	23,642
Deutsche Bank AG (Germany)	940	17,265
Discover Financial Services	344	27,451
E*TRADE Financial Corp.*	510	26,877
Everest Re Group Ltd.	72	16,546
Franklin Resources, Inc.	468	19,848
Hartford Financial Services Group, Inc. (The)	460	27,030
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	640	24,250
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	277	12,023
KB Financial Group, Inc. (South Korea)	276	17,395
Kinnevik AB Class B (Sweden)	585	21,336
Lloyds Banking Group PLC (United Kingdom)	28,800	28,424

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Financials (continued)
MetLife, Inc.	520	$24,996
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,800	21,052
Mizuho Financial Group, Inc. (Japan)	11,200	21,062
National Australia Bank Ltd. (Australia)	776	18,215
NN Group NV (Netherlands)	432	20,381
Principal Financial Group, Inc.	348	23,525
Progressive Corp. (The)	596	32,244
Prudential Financial, Inc.	256	30,418
Regions Financial Corp.	841	16,172
Reinsurance Group of America, Inc.	111	17,388
Royal Bank of Canada (Canada)	260	22,263
Royal Bank of Scotland Group PLC (United Kingdom)*	3,296	13,464
Societe Generale SA (France)	316	18,383
Sumitomo Mitsui Financial Group, Inc. (Japan)	400	17,873
Synchrony Financial	644	25,554
T Rowe Price Group, Inc.	248	27,684
TD Ameritrade Holding Corp.	372	20,754
Torchmark Corp.	293	26,619
Toronto-Dominion Bank (The) (Canada)	468	28,468
Travelers Cos., Inc. (The)	166	24,887
US Bancorp	478	27,313
Voya Financial, Inc.	348	18,065
Westpac Banking Corp. (Australia)	764	19,060
Total Financials		1,259,808
Health Care - 11.2%
Abbott Laboratories	423	26,294
Agilent Technologies, Inc.	320	23,498
Amgen, Inc.	224	41,675
Becton Dickinson and Co.	112	27,209
BioMarin Pharmaceutical, Inc.*	144	12,993
Celltrion, Inc. (South Korea)*	42	12,417
Centene Corp.*	220	23,593
Cigna Corp.	203	42,295
CSPC Pharmaceutical Group Ltd. (China)	8,772	19,467
Danaher Corp.	243	24,611
Eli Lilly & Co.	293	23,865
Express Scripts Holding Co.*	598	47,350
Gilead Sciences, Inc.	483	40,475
Hologic, Inc.*	516	22,033
Humana, Inc.	73	20,573
Ipsen SA (France)	92	12,901
Johnson & Johnson	406	56,105
Pfizer, Inc.	1,021	37,818
Roche Holding AG (Switzerland)	58	14,298
Shire PLC	402	18,993
Sinopharm Group Co. Ltd. Class H (China)	3,868	17,084
Straumann Holding AG (Switzerland)	25	19,097
United Therapeutics Corp.*	80	10,320
Zimmer Biomet Holdings, Inc.	155	19,704
Total Health Care		614,668
Industrials - 8.8%
3M Co.	7	1,754
Canadian National Railway Co. (Canada)	296	23,723
Caterpillar, Inc.	160	26,045
CNH Industrial NV (United Kingdom)	1,132	16,746
CSX Corp.	205	11,638
Cummins, Inc.	102	19,176
Dai Nippon Printing Co. Ltd. (Japan)	800	17,807
Daikin Industries Ltd. (Japan)	140	16,793

Security Description	Shares	Value
Common Stocks (continued)
Industrials (continued)
Deere & Co.	148	$24,630
Deutsche Lufthansa AG (Germany)	621	22,159
FANCU Corp. (Japan)	75	20,249
Honeywell International, Inc.	188	30,018
IHS Markit Ltd.*	385	18,376
Jacobs Engineering Group, Inc.	256	17,782
Johnson Controls International PLC	453	17,726
Komatsu Ltd. (Japan)	400	15,517
Mitsubishi Electric Corp. (Japan)	1,150	20,989
RELX NV (United Kingdom)	1,188	26,424
Roper Technologies, Inc.	95	26,656
Schindler Holding AG (Switzerland)	87	21,181
Sumitomo Corp. (Japan)	961	16,540
Toppan Printing Co. Ltd. (Japan)	2,200	20,656
Transurban Group (Australia)	1,944	18,829
Volvo AB Class B (Sweden)	1,048	21,393
Weir Group PLC (The) (United Kingdom)	412	12,922
Total Industrials		485,729
Information Technology - 17.9%
Adobe Systems, Inc.*	271	54,135
Advanced Micro Devices, Inc.*	764	10,497
Alibaba Group Holding Ltd. (China)*(1)	96	19,612
Applied Materials, Inc.	318	17,054
ASML Holding NV (Netherlands)	120	24,315
Broadcom Ltd.	163	40,429
CA, Inc.	719	25,776
Canon, Inc. (Japan)	710	28,284
Cisco Systems, Inc.	1,456	60,482
Citrix Systems, Inc.*	212	19,665
Compal Electronics, Inc. (Taiwan)	21,524	16,026
F5 Networks, Inc.*	98	14,165
FleetCor Technologies, Inc.*	80	17,000
Hon Hai Precision Industry Co. Ltd. (Taiwan)	5,008	15,843
HP, Inc.	2,103	49,042
Infosys Ltd. (India)(1)	1,417	25,520
International Business Machines Corp.	186	30,448
Juniper Networks, Inc.	584	15,272
KLA-Tencor Corp.	149	16,360
Lam Research Corp.	108	20,684
Micron Technology, Inc.*	880	38,474
NetApp, Inc.	364	22,386
Nintendo Co. Ltd. (Japan)	62	27,243
Nippon Electric Glass Co. Ltd. (Japan)	400	16,433
QUALCOMM, Inc.	398	27,164
Ricoh Co. Ltd. (Japan)	1,600	15,711
Samsung Electronics Co. Ltd. (South Korea)	7	16,355
SAP SE (Germany)	195	21,990
Seagate Technology PLC	250	13,800
ServiceNow, Inc.*	132	19,651
SK Hynix, Inc. (South Korea)	186	12,802
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,164	27,683
TE Connectivity Ltd.	210	21,531
Tencent Holdings Ltd. (China)	360	21,335
Tokyo Electron Ltd. (Japan)	84	15,743
Visa, Inc. Class A	428	53,170
Western Digital Corp.	197	17,529
Western Union Co. (The)	776	16,133
Wirecard AG (Germany)	145	18,057

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Workday, Inc. Class A*	112	$13,428
WPG Holdings Ltd. (Taiwan)	13,632	18,592
Xerox Corp.	355	12,116
Total Information Technology		987,935
Materials - 5.1%
Air Products & Chemicals, Inc.	124	20,878
Anglo American PLC (United Kingdom)	1,262	30,615
ArcelorMittal (Luxembourg)*	349	12,663
BHP Billiton Ltd. (Australia)	927	22,559
CF Industries Holdings, Inc.	292	12,392
Covestro AG (Germany)(2)	164	18,851
FMC Corp.	132	12,055
Freeport-McMoRan, Inc.*	694	13,533
Glencore PLC (Switzerland)	4,120	23,616
JFE Holdings, Inc. (Japan)	800	18,969
Jiangxi Copper Co. Ltd. Class H (China)	6,730	11,391
LANXESS AG (Germany)	167	14,559
LyondellBasell Industries NV Class A	119	14,261
Mitsubishi Chemical Holdings Corp. (Japan)	1,600	17,360
Newmont Mining Corp.	568	23,010
Norsk Hydro ASA (Norway)	2,226	16,228
Total Materials		282,940
Real Estate - 1.7%
Ascendas Real Estate Investment Trust (Singapore)	14,000	29,456
Ayala Land, Inc. (Philippines)	14,000	12,076
Link REIT (Hong Kong)	2,688	23,778
Swiss Prime Site AG (Switzerland)	272	26,302
Total Real Estate		91,612
Telecommunication Services - 1.6%
China Mobile Ltd. (China)	2,456	25,933
Telecom Italia SpA/Milano (Italy)*	23,868	21,490
Telefonica Deutschland Holding AG (Germany)	2,612	13,199
Vodafone Group PLC (United Kingdom)	8,901	28,385
Total Telecommunication Services		89,007
Utilities - 2.0%
Chubu Electric Power Co., Inc. (Japan)	1,600	20,071
Edison International	251	15,695
Fortis, Inc./Canada (Canada)	944	33,355
National Grid PLC (United Kingdom)	316	3,610
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	3,200	12,956
Xcel Energy, Inc.	584	26,654
Total Utilities		112,341
Total Common Stocks
(Cost $4,980,138)		5,413,098
PREFERRED STOCKS-1.4%
Consumer Discretionary-0.5%
Volkswagen AG, 1.24% (Germany)	135	29,670
Consumer Staples-0.5%
Henkel AG & Co. KGaA, 1.54% (Germany)	176	24,605

Security Description	Shares	Value
PREFERRED STOCKS (continued)
Financials-0.4%
Itau Unibanco Holding SA, 2.97% (Brazil)	1,472	$24,145
Total Preferred Stocks
(Cost $68,097)		78,420
Right - 0.0%(3)
Industrials - 0.0%(3)
Hyundai Heavy Industries Co. Ltd. (South Korea), expiring 3/12/2018 (Cost $–)*	12	371
MONEY MARKET FUND - 0.6%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 1.21%(4) (Cost $32,733)	32,733	32,733
TOTAL INVESTMENTS- 100.1%
(Cost $5,080,968)		5,524,622
Liabilities in Excess of Other Assets - (0.1)%		(5,008)
Net Assets - 100.0%		$5,519,614

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2018, the aggregate value of these securities was $18,851, or 0.34% of net assets.
(3)	Amount rounds to less than 0.05%.
(4)	The rate shown reflects the seven-day yield as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - Virtus WMC Global Factor Opportunities ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$5,413,098	$–	$–	$5,413,098
Preferred Stocks	78,420	–	–	78,420
Right	–	371	–	371
Money Market Fund	32,733	–	–	32,733
Total	$5,524,251	$371	$–	$5,524,622

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF

January 31, 2018 (Unaudited)

Security Description	Shares	Value
Common Stocks - 101.0%(1)
Energy - 101.0%
Andeavor Logistics LP(2)	675,760	$34,936,792
Antero Midstream Partners LP	396,475	12,060,769
Boardwalk Pipeline Partners LP	92,471	1,161,436
BP Midstream Partners LP	150,828	3,143,256
Buckeye Partners LP	1,083,088	58,400,105
Cheniere Energy Partners LP	3,395	104,294
Crestwood Equity Partners LP(2)	274,954	7,767,451
DCP Midstream LP	60,086	2,484,556
Dominion Energy Midstream Partners LP	4,284	127,449
Enbridge Energy Partners LP	2,838,825	41,049,410
Enbridge, Inc. (Canada)	46,165	1,691,024
Energy Transfer Equity LP(2)	1,079,329	19,751,721
Energy Transfer Partners LP(2)	6,705,975	134,387,739
EnLink Midstream LLC	483,749	8,997,731
EnLink Midstream Partners LP(2)	2,213,411	38,690,424
Enterprise Products Partners LP(2)	590,115	16,298,976
EQT Midstream Partners LP(2)	389,707	28,990,304
Genesis Energy LP(2)	702,795	16,185,369
Kinder Morgan, Inc.(2)	751,306	13,508,482
Magellan Midstream Partners LP	59,249	4,229,786
Marathon Petroleum Corp.(2)	38,164	2,643,620
MPLX LP	1,030,427	38,331,884
NGL Energy Partners LP	820,170	13,737,848
NuStar Energy LP(2)	314,895	10,492,301
ONEOK, Inc.(2)	223,010	13,126,369
Phillips 66 Partners LP	345,969	18,211,808
Plains All American Pipeline LP(2)	428,148	8,978,264
Shell Midstream Partners LP	23,870	683,398
Spectra Energy Partners LP	29,687	1,268,822
Tallgrass Energy Partners LP	246,816	10,859,904
Targa Resources Corp.	11,026	529,248
TC PipeLines LP	144,144	7,876,028
Western Gas Equity Partners LP(2)	185,902	7,348,706
Western Gas Partners LP(2)	6,684	336,072
Williams Cos., Inc. (The)(2)	108,257	3,398,187
Williams Partners LP(2)	1,419,418	59,473,614
Total Common Stocks
(Cost $636,279,247)		641,263,147
Exchange Traded Fund - 0.9%(1)
Equity Fund - 0.9%
SPDR S&P 500 ETF Trust(2)	19,400	5,468,860
Total Exchange Traded Fund
(Cost $5,466,653)		5,468,860

	Notional Amount	Number of contracts	Value
Purchased Options - 0.0%(3)
Purchased Call Options-0.0%(3)
JPMorgan Alerian MLP Index ETN,
Expires 02/16/18,
Strike Price $30.00	380,000	3,800	$95,000
United States Natural Gas Fund LP,
Expires 02/16/18,
Strike Price $26.00	60,000	600	33,600
Total Purchased Call Options
(Cost $391,636)			128,600

Security Description	Notional Amount	Number of contracts	Value
Purchased Options - 0.0%(3)
Purchased Put Options-0.0%(3)
SPDR S&P 500 ETF Trust,
Expires 02/16/18,
Strike Price $215.00	50,000	500	$750
SPDR S&P 500 ETF Trust,
Expires 03/16/18,
Strike Price $215.00	50,000	500	5,000
SPDR S&P 500 ETF Trust,
Expires 03/29/18,
Strike Price $215.00	60,000	600	8,100
SPDR S&P 500 ETF Trust,
Expires 04/20/18,
Strike Price $220.00	60,000	600	19,200
SPDR S&P 500 ETF Trust,
Expires 05/18/18,
Strike Price $230.00	50,000	500	38,000
SPDR S&P 500 ETF Trust,
Expires 06/15/18,
Strike Price $196.00	60,000	600	20,400
Total Purchased Put Options
(Cost $332,044)			91,450
TOTAL INVESTMENTS- 101.9%
(Cost $642,469,580)			646,952,057

Securities Sold Short - (5.2)%		Shares
Exchange Traded Funds - (3.8)%
Commodity Funds - (1.9)%
United States Natural Gas Fund LP*		(396,673)	(9,948,553)
United States Oil Fund LP*		(182,522)	(2,369,135)
Total Commodity Funds			(12,317,688)
Debt Fund - (1.9)%
iShares 20+ Year Treasury Bond ETF		(98,950)	(12,144,133)
Total Exchange Traded Funds
(Proceeds$(24,070,120))			(24,461,821)
Exchange Traded Notes - (1.4)%
JPMorgan Alerian MLP Index ETN
(Proceeds$(8,297,859))		(293,759)	(8,621,827)
Total Securities Sold Short - (5.2)%
(Proceeds $(32,367,979))			(33,083,648)
Other Assets in Excess of Liabilities - 3.3%			21,011,173
Net Assets - 100.0%			$634,879,582

	Notional Amount	Number of contracts	Value
Written Options - (1.4)%
Calls
Andeavor Logistics LP,
Expires 03/16/18,
Strike Price $50.00	(96,100)	(961)	$(269,080)
Crestwood Equity Partners LP,
Expires 04/20/18,
Strike Price $25.00	(99,900)	(999)	(324,675)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Energy Transfer Equity LP,
Expires 02/02/18,
Strike Price $18.00	(140,000)	(1,400)	$(46,200)
Energy Transfer Equity LP,
Expires 02/02/18,
Strike Price $19.00	(176,300)	(1,763)	(3,526)
Energy Transfer Equity LP,
Expires 02/16/18,
Strike Price $18.00	(70,000)	(700)	(33,950)
Energy Transfer Equity LP,
Expires 02/16/18,
Strike Price $19.00	(50,000)	(500)	(6,500)
Energy Transfer Equity LP,
Expires 03/16/18,
Strike Price $18.00	(110,000)	(1,100)	(85,800)
Energy Transfer Equity LP,
Expires 03/16/18,
Strike Price $19.00	(280,000)	(2,800)	(98,000)
Energy Transfer Equity LP,
Expires 03/16/18,
Strike Price $20.00	(110,500)	(1,105)	(16,575)
Energy Transfer Equity LP,
Expires 04/20/18,
Strike Price $19.00	(160,500)	(1,605)	(99,510)
Energy Transfer Equity LP,
Expires 04/20/18,
Strike Price $20.00	(90,000)	(900)	(27,900)
Energy Transfer Partners LP,
Expires 02/16/18,
Strike Price $20.00	(540,000)	(5,400)	(162,000)
Energy Transfer Partners LP,
Expires 02/16/18,
Strike Price $21.00	(220,000)	(2,200)	(11,000)
Energy Transfer Partners LP,
Expires 03/16/18,
Strike Price $20.00	(154,100)	(1,541)	(84,755)
Energy Transfer Partners LP,
Expires 03/16/18,
Strike Price $21.00	(660,000)	(6,600)	(171,600)
Energy Transfer Partners LP,
Expires 03/16/18,
Strike Price $22.00	(110,000)	(1,100)	(14,300)
Energy Transfer Partners LP,
Expires 04/20/18,
Strike Price $21.00	(220,000)	(2,200)	(110,000)
Energy Transfer Partners LP,
Expires 04/20/18,
Strike Price $22.00	(160,000)	(1,600)	(48,000)
Energy Transfer Partners LP,
Expires 05/18/18,
Strike Price $22.00	(118,500)	(1,185)	(35,550)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
EnLink Midstream Partners LP,
Expires 02/16/18,
Strike Price $17.00	(30,700)	(307)	$(22,257)
Enterprise Products Partners LP,
Expires 02/02/18,
Strike Price $29.00	(50,000)	(500)	(1,500)
Enterprise Products Partners LP,
Expires 02/16/18,
Strike Price $26.00	(800)	(8)	(2,120)
Enterprise Products Partners LP,
Expires 02/16/18,
Strike Price $29.00	(420,000)	(4,200)	(63,000)
Enterprise Products Partners LP,
Expires 02/23/18,
Strike Price $29.00	(20,000)	(200)	(9,000)
Enterprise Products Partners LP,
Expires 03/02/18,
Strike Price $30.00	(10,000)	(100)	(1,100)
Enterprise Products Partners LP,
Expires 03/09/18,
Strike Price $30.00	(120,000)	(1,200)	(12,000)
Enterprise Products Partners LP,
Expires 03/16/18,
Strike Price $26.00	(4,500)	(45)	(9,585)
Enterprise Products Partners LP,
Expires 03/16/18,
Strike Price $30.00	(10,000)	(100)	(1,200)
EQT Midstream Partners LP,
Expires 04/20/18,
Strike Price $75.00	(47,000)	(470)	(71,910)
EQT Midstream Partners LP,
Expires 04/20/18,
Strike Price $80.00	(10,000)	(100)	(3,500)
Genesis Energy LP,
Expires 03/16/18,
Strike Price $22.50	(70,000)	(700)	(94,500)
Genesis Energy LP,
Expires 03/16/18,
Strike Price $25.00	(80,000)	(800)	(28,000)
Genesis Energy LP,
Expires 03/16/18,
Strike Price $30.00	(10,000)	(100)	(500)
iShares 20+ Year Treasury Bond ETF,
Expires 02/02/18,
Strike Price $124.00	(63,000)	(630)	(4,410)
iShares 20+ Year Treasury Bond ETF,
Expires 02/02/18,
Strike Price $125.50	(90,000)	(900)	(3,600)
iShares 20+ Year Treasury Bond ETF,
Expires 02/02/18,
Strike Price $126.00	(20,000)	(200)	(400)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
iShares 20+ Year Treasury Bond ETF,
Expires 02/02/18,
Strike Price $128.00	(10,000)	(100)	$(200)
iShares 20+ Year Treasury Bond ETF,
Expires 02/09/18,
Strike Price $126.00	(110,000)	(1,100)	(5,500)
iShares 20+ Year Treasury Bond ETF,
Expires 02/16/18,
Strike Price $125.00	(80,000)	(800)	(24,800)
iShares 20+ Year Treasury Bond ETF,
Expires 03/02/18,
Strike Price $127.00	(140,000)	(1,400)	(33,600)
iShares 20+ Year Treasury Bond ETF,
Expires 03/16/18,
Strike Price $127.00	(80,000)	(800)	(32,800)
iShares 20+ Year Treasury Bond ETF,
Expires 06/15/18,
Strike Price $130.00	(30,000)	(300)	(25,500)
JPMorgan Alerian MLP Index ETN,
Expires 02/02/18,
Strike Price $30.00	(70,000)	(700)	(12,600)
JPMorgan Alerian MLP Index ETN,
Expires 02/09/18,
Strike Price $30.00	(90,000)	(900)	(9,000)
JPMorgan Alerian MLP Index ETN,
Expires 02/16/18,
Strike Price $27.00	(204,000)	(2,040)	(469,200)
JPMorgan Alerian MLP Index ETN,
Expires 02/16/18,
Strike Price $29.00	(10,000)	(100)	(6,750)
Kinder Morgan, Inc.,
Expires 02/02/18,
Strike Price $19.50	(60,000)	(600)	(1,200)
Kinder Morgan, Inc.,
Expires 02/09/18,
Strike Price $19.50	(100,000)	(1,000)	(3,000)
Kinder Morgan, Inc.,
Expires 02/16/18,
Strike Price $20.00	(120,000)	(1,200)	(2,400)
Kinder Morgan, Inc.,
Expires 02/23/18,
Strike Price $19.50	(50,000)	(500)	(3,500)
Kinder Morgan, Inc.,
Expires 02/23/18,
Strike Price $20.00	(110,000)	(1,100)	(3,300)
Kinder Morgan, Inc.,
Expires 03/02/18,
Strike Price $19.50	(120,000)	(1,200)	(8,400)
Kinder Morgan, Inc.,
Expires 03/02/18,
Strike Price $20.00	(170,000)	(1,700)	(6,800)
Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
Kinder Morgan, Inc.,
Expires 03/16/18,
Strike Price $19.00	(109,500)	(1,095)	$(22,995)
Kinder Morgan, Inc.,
Expires 03/16/18,
Strike Price $20.00	(151,700)	(1,517)	(10,619)
Kinder Morgan, Inc.,
Expires 06/15/18,
Strike Price $20.00	(140,000)	(1,400)	(46,200)
Marathon Petroleum Corp.,
Expires 02/09/18,
Strike Price $71.00	(36,500)	(365)	(29,200)
NuStar Energy LP,
Expires 03/16/18,
Strike Price $35.00	(70,100)	(701)	(33,298)
NuStar Energy LP,
Expires 06/15/18,
Strike Price $35.00	(40,000)	(400)	(48,000)
ONEOK, Inc.,
Expires 02/02/18,
Strike Price $61.00	(60,000)	(600)	(3,000)
ONEOK, Inc.,
Expires 02/09/18,
Strike Price $61.00	(30,000)	(300)	(5,250)
ONEOK, Inc.,
Expires 02/16/18,
Strike Price $61.00	(80,000)	(800)	(26,000)
ONEOK, Inc.,
Expires 02/23/18,
Strike Price $61.50	(70,000)	(700)	(24,500)
Plains All American Pipeline LP,
Expires 02/16/18,
Strike Price $21.00	(313,700)	(3,137)	(241,549)
SPDR S&P 500 ETF Trust,
Expires 02/02/18,
Strike Price $287.50	(10,000)	(100)	(400)
SPDR S&P 500 ETF Trust,
Expires 02/02/18,
Strike Price $288.00	(10,000)	(100)	(200)
United States Natural Gas Fund LP,
Expires 02/02/18,
Strike Price $5.50	(38,600)	(386)	(28,950)
United States Natural Gas Fund LP,
Expires 02/02/18,
Strike Price $25.00	(20,000)	(200)	(8,000)
United States Natural Gas Fund LP,
Expires 02/16/18,
Strike Price $6.00	(114,500)	(1,145)	(44,655)
United States Natural Gas Fund LP,
Expires 03/16/18,
Strike Price $6.00	(610,100)	(6,101)	(256,242)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Calls (continued)
United States Natural Gas Fund LP,
Expires 03/16/18,
Strike Price $28.00	(220,000)	(2,200)	$(79,200)
United States Natural Gas Fund LP,
Expires 04/20/18,
Strike Price $6.00	(10,000)	(100)	(5,100)
United States Natural Gas Fund LP,
Expires 04/20/18,
Strike Price $7.00	(777,500)	(7,775)	(77,750)
United States Natural Gas Fund LP,
Expires 04/20/18,
Strike Price $8.00	(35,600)	(356)	(2,136)
United States Oil Fund LP,
Expires 02/09/18,
Strike Price $13.00	(110,000)	(1,100)	(16,500)
United States Oil Fund LP,
Expires 02/16/18,
Strike Price $13.50	(100,000)	(1,000)	(6,000)
United States Oil Fund LP,
Expires 03/09/18,
Strike Price $13.50	(310,000)	(3,100)	(31,000)
United States Oil Fund LP,
Expires 04/20/18,
Strike Price $12.00	(435,300)	(4,353)	(504,948)
Western Gas Equity Partners LP,
Expires 02/16/18,
Strike Price $40.00	(20,000)	(200)	(20,500)
Western Gas Equity Partners LP,
Expires 02/16/18,
Strike Price $45.00	(11,000)	(110)	(2,200)
Western Gas Partners LP,
Expires 02/16/18,
Strike Price $55.00	(68,100)	(681)	(3,405)
Williams Cos., Inc. (The)
Expires 02/02/18,
Strike Price $32.50	(10,600)	(106)	(742)
Williams Cos., Inc. (The)
Expires 02/09/18,
Strike Price $33.00	(60,000)	(600)	(4,500)
Williams Cos., Inc. (The)
Expires 02/16/18,
Strike Price $32.50	(50,000)	(500)	(13,500)
Williams Partners LP,
Expires 03/16/18,
Strike Price $40.00	(125,000)	(1,250)	(281,250)
Williams Partners LP,
Expires 03/16/18,
Strike Price $42.50	(20,000)	(200)	(13,600)
Written Put Option
Enterprise Products Partners LP,
Expires 02/02/18,
Strike Price $26.00	(120,000)	(1,200)	(6,000)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Enterprise Products Partners LP,
Expires 02/02/18,
Strike Price $28.00	(50,000)	(500)	$(15,000)
Enterprise Products Partners LP,
Expires 02/02/18,
Strike Price $29.00	(2,200)	(22)	(2,530)
Enterprise Products Partners LP,
Expires 02/09/18,
Strike Price $28.00	(20,000)	(200)	(3,000)
Enterprise Products Partners LP,
Expires 02/16/18,
Strike Price $28.00	(110,000)	(1,100)	(38,500)
Enterprise Products Partners LP,
Expires 02/23/18,
Strike Price $28.00	(30,000)	(300)	(21,000)
iShares 20+ Year Treasury Bond ETF,
Expires 02/02/18,
Strike Price $124.50	(100,000)	(1,000)	(257,000)
JPMorgan Alerian MLP Index ETN,
Expires 02/02/18,
Strike Price $30.00	(50,000)	(500)	(37,500)
JPMorgan Alerian MLP Index ETN,
Expires 02/09/18,
Strike Price $30.00	(60,000)	(600)	(48,000)
JPMorgan Alerian MLP Index ETN,
Expires 02/16/18,
Strike Price $26.00	(400,000)	(4,000)	(16,000)
JPMorgan Alerian MLP Index ETN,
Expires 02/16/18,
Strike Price $27.00	(90,000)	(900)	(2,700)
JPMorgan Alerian MLP Index ETN,
Expires 03/16/18,
Strike Price $27.00	(100,000)	(1,000)	(20,000)
JPMorgan Alerian MLP Index ETN,
Expires 03/16/18,
Strike Price $28.00	(60,000)	(600)	(25,500)
JPMorgan Alerian MLP Index ETN,
Expires 03/16/18,
Strike Price $29.00	(100,000)	(1,000)	(90,000)
Magellan Midstream Partners LP,
Expires 02/16/18,
Strike Price $65.00	(100,000)	(1,000)	(5,000)
Magellan Midstream Partners LP,
Expires 02/16/18,
Strike Price $67.50	(130,000)	(1,300)	(39,000)
Magellan Midstream Partners LP,
Expires 02/16/18,
Strike Price $70.00	(74,100)	(741)	(70,395)
Magellan Midstream Partners LP,
Expires 03/16/18,
Strike Price $70.00	(120,000)	(1,200)	(188,400)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
Magellan Midstream Partners LP,
Expires 04/20/18,
Strike Price $67.50	(70,000)	(700)	$(80,500)
Magellan Midstream Partners LP,
Expires 04/20/18,
Strike Price $70.00	(70,000)	(700)	(136,500)
Marathon Petroleum Corp.,
Expires 02/02/18,
Strike Price $66.50	(110,300)	(1,103)	(19,854)
Marathon Petroleum Corp.,
Expires 02/02/18,
Strike Price $70.00	(90,000)	(900)	(112,500)
Marathon Petroleum Corp.,
Expires 02/09/18,
Strike Price $68.00	(100,400)	(1,004)	(94,878)
Marathon Petroleum Corp.,
Expires 02/23/18,
Strike Price $69.00	(180,000)	(1,800)	(378,000)
Marathon Petroleum Corp.,
Expires 03/02/18,
Strike Price $68.50	(150,000)	(1,500)	(285,000)
Marathon Petroleum Corp.,
Expires 03/02/18,
Strike Price $70.00	(47,500)	(475)	(128,250)
MPLX LP,
Expires 02/16/18,
Strike Price $35.00	(110,000)	(1,100)	(33,000)
MPLX LP,
Expires 02/16/18,
Strike Price $36.00	(100,400)	(1,004)	(65,260)
MPLX LP,
Expires 03/16/18,
Strike Price $35.00	(135,100)	(1,351)	(95,921)
MPLX LP,
Expires 03/16/18,
Strike Price $36.00	(31,600)	(316)	(33,970)
ONEOK, Inc.,
Expires 02/02/18,
Strike Price $53.50	(70,000)	(700)	(10,500)
ONEOK, Inc.,
Expires 02/02/18,
Strike Price $59.50	(60,000)	(600)	(45,000)
ONEOK, Inc.,
Expires 02/02/18,
Strike Price $60.00	(10,000)	(100)	(11,000)
ONEOK, Inc.,
Expires 02/09/18,
Strike Price $54.00	(60,000)	(600)	(6,000)
ONEOK, Inc.,
Expires 02/09/18,
Strike Price $55.00	(11,200)	(112)	(1,680)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
ONEOK, Inc.,
Expires 02/09/18,
Strike Price $59.50	(70,000)	(700)	$(75,250)
ONEOK, Inc.,
Expires 02/23/18,
Strike Price $55.50	(60,000)	(600)	(13,500)
ONEOK, Inc.,
Expires 03/02/18,
Strike Price $55.50	(60,000)	(600)	(27,000)
ONEOK, Inc.,
Expires 03/16/18,
Strike Price $55.00	(60,000)	(600)	(31,500)
Plains All American Pipeline LP,
Expires 03/02/18,
Strike Price $20.00	(70,000)	(700)	(31,500)
Plains All American Pipeline LP,
Expires 03/09/18,
Strike Price $20.00	(130,000)	(1,300)	(78,000)
SPDR S&P 500 ETF Trust,
Expires 02/16/18,
Strike Price $226.00	(50,000)	(500)	(1,500)
SPDR S&P 500 ETF Trust,
Expires 03/16/18,
Strike Price $225.00	(50,000)	(500)	(7,500)
SPDR S&P 500 ETF Trust,
Expires 03/29/18,
Strike Price $230.00	(60,000)	(600)	(13,500)
SPDR S&P 500 ETF Trust,
Expires 04/20/18,
Strike Price $245.00	(40,000)	(400)	(35,200)
SPDR S&P 500 ETF Trust,
Expires 04/20/18,
Strike Price $250.00	(30,000)	(300)	(33,300)
SPDR S&P 500 ETF Trust,
Expires 05/18/18,
Strike Price $250.00	(25,000)	(250)	(46,500)
SPDR S&P 500 ETF Trust,
Expires 05/18/18,
Strike Price $255.00	(25,000)	(250)	(56,250)
SPDR S&P 500 ETF Trust,
Expires 06/15/18,
Strike Price $212.00	(60,000)	(600)	(35,700)
United States Natural Gas Fund LP,
Expires 02/02/18,
Strike Price $5.50	(60,000)	(600)	(600)
United States Natural Gas Fund LP,
Expires 02/09/18,
Strike Price $25.00	(100,000)	(1,000)	(65,000)
United States Natural Gas Fund LP,
Expires 02/16/18,
Strike Price $24.00	(110,000)	(1,100)	(48,400)

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Natural Gas Fund LP,
Expires 02/23/18,
Strike Price $24.00	(240,000)	(2,400)	$(594,000)
United States Natural Gas Fund LP,
Expires 03/02/18,
Strike Price $24.00	(140,000)	(1,400)	(67,200)
United States Natural Gas Fund LP,
Expires 03/09/18,
Strike Price $24.50	(70,000)	(700)	(63,000)
United States Oil Fund LP,
Expires 02/02/18,
Strike Price $12.50	(110,000)	(1,100)	(2,200)
United States Oil Fund LP,
Expires 02/02/18,
Strike Price $13.00	(400,000)	(4,000)	(32,000)
United States Oil Fund LP,
Expires 02/09/18,
Strike Price $12.50	(111,700)	(1,117)	(4,468)
United States Oil Fund LP,
Expires 02/16/18,
Strike Price $10.50	(250,000)	(2,500)	(2,500)
United States Oil Fund LP,
Expires 02/16/18,
Strike Price $11.00	(300,000)	(3,000)	(3,000)
United States Oil Fund LP,
Expires 02/16/18,
Strike Price $11.50	(200,000)	(2,000)	(3,000)
United States Oil Fund LP,
Expires 02/16/18,
Strike Price $13.00	(250,000)	(2,500)	(57,500)
United States Oil Fund LP,
Expires 02/23/18,
Strike Price $12.50	(100,000)	(1,000)	(12,000)
United States Oil Fund LP,
Expires 03/02/18,
Strike Price $12.50	(130,000)	(1,300)	(16,900)
United States Oil Fund LP,
Expires 03/16/18,
Strike Price $11.00	(580,800)	(5,808)	(17,424)
United States Oil Fund LP,
Expires 03/16/18,
Strike Price $11.50	(435,800)	(4,358)	(21,790)
United States Oil Fund LP,
Expires 03/16/18,
Strike Price $12.00	(473,200)	(4,732)	(52,052)
United States Oil Fund LP,
Expires 03/16/18,
Strike Price $12.50	(150,000)	(1,500)	(28,500)
United States Oil Fund LP,
Expires 04/20/18,
Strike Price $11.00	(200,000)	(2,000)	(18,000)

Security Description	Notional Amount	Number of contracts	Value
Written Options (continued)
Written Put Option (continued)
United States Oil Fund LP,
Expires 04/20/18,
Strike Price $11.50	(10,000)	(100)	$(1,400)
United States Oil Fund LP,
Expires 04/20/18,
Strike Price $12.00	(527,200)	(5,272)	(115,984)
Western Gas Partners LP,
Expires 02/16/18,
Strike Price $50.00	(70,000)	(700)	(49,000)
Western Gas Partners LP,
Expires 03/16/18,
Strike Price $50.00	(80,000)	(800)	(108,000)
Williams Cos., Inc. (The)
Expires 02/09/18,
Strike Price $31.50	(30,000)	(300)	(13,500)
Williams Cos., Inc. (The)
Expires 02/16/18,
Strike Price $32.00	(110,000)	(1,100)	(90,200)
TOTAL WRITTEN OPTIONS - (1.4)%
(Premiums Received $7,652,007)			(8,914,598)

Abbreviations:
ETF—Exchange Traded Fund
ETN—Exchange Traded Note

*	Non-income producing security.
(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings, short sales and open written option contracts. The aggregate market value of the collateral at January 31, 2018 was $625,171,545.
(2)	Subject to written call options.
(3)	Amount rounds to less than 0.05%.

See Notes to the Schedules of Investments

Schedule of Investments - InfraCap MLP ETF (continued)

January 31, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$641,263,147	$–	$–	$641,263,147
Exchange Traded Fund	5,468,860	–	–	5,468,860
Purchased Options	190,800	29,250	–	220,050
Total	$646,922,807	$29,250	$–	$646,952,057
Liability Valuation Inputs
Exchange Traded Funds	$24,461,821	$–	$–	$24,461,821
Written Options	5,728,549	3,186,049	–	8,914,598
Exchange Traded Note	8,621,827	–	–	8,621,827
Total	$38,812,197	$3,186,049	$–	$41,998,246

For significant movements between levels within the fair value hierarchy, the Fund adopted a policy of recognizing transfers at the end of the reporting period. There were no significant transfers between levels during the period ended January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the reporting period. There were no Level 3 securities as of January 31, 2018.

See Notes to the Schedules of Investments

Notes to the Schedule of Investments (Unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). InfraCap REIT Preferred ETF, iSectors® Post-MPT Growth ETF, Virtus Cumberland Municipal Bond ETF, Virtus Glovista Emerging Markets ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF (each, a “Fund”, and collectively, the “Funds”), each a separate investment portfolio of the Trust, are presented herein. iSectors® Post-MPT Growth ETF is a “fund of funds”, in that the Fund will generally invest in other registered investment companies. The offering of shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the summarized investment valuation policies described below.

Security Valuation

Equity securities and Exchange-Traded Funds are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Purchased and written options contracts listed on exchanges are valued at their reported mean of bid and ask quotations; over-the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2018, is disclosed at the end of each Fund’s Schedule of Investments.

3. SUBSEQUENT EVENTS

Effective March 1, 2018, Virtus Newfleet Multi-Sector Unconstrained Bond ETF changed its name to Virtus Newfleet Multi-Sector Bond ETF.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/02/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/02/2018

By (Signature and Title)*	/s/	Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	4/02/2018

* Print the name and title of each signing officer under his or her signature.